UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5038

                      ------------------------------------

                           Clearwater Investment Trust
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
               (Address of principal executive offices) (Zip code)

                                 Jay A. Narverud
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:

                               Timothy Silva, Esq.
                  Wilmer, Cutler, Pickering, Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[KPMG LOGO]

                           CLEARWATER INVESTMENT TRUST

                              Financial Statements

                                December 31, 2006

     (With Report of Independent Registered Public Accounting Firm Thereon)

                           Clearwater Investment Trust

                                  February 2007

To: Our Unit Holders:

On December 31, 2006 the net asset value of the Clearwater Growth Fund was $29.47 per unit. The net asset value of the Clearwater Small Cap Fund was $18.71 per unit. On a total return basis for 2006, the Clearwater Growth Fund increased by 14.8% versus the Russell 1000 increase of 15.5%, while the Clearwater Small Cap Fund increased by 17.1% versus the Russell 2000 increase of 18.4%. For the fourth quarter, the Clearwater Growth Fund increased by 6.7%, versus the Russell 1000 increase of 7.0%, while the Clearwater Small Cap Fund increased by 10.4% versus an increase of 8.9% for the Russell 2000.

On December 31, 2006 the net asset value of the Clearwater Tax-Exempt Bond Fund was $10.06 per unit. On a total return basis for 2006 the fund increased 5.3% with a fourth quarter return of 1.3%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 3.3% for the year with a 0.6% increase in the fourth quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

Domestic Market Review

During the fourth quarter, the inflation-minded Federal Reserve appeared content that the economy was neither too hot nor too cold and left interest rates alone for the third and fourth time in a row. Investors seemed to agree with this "Goldilocks" notion that the economy was just right, as US equities had their best quarter of the year, with an increase in the S&P 500 Index of 6.7%. Once again sector rotation reigned, as the third quarter's worst performing economic sectors, materials and energy, were the fourth quarter's best performers, both up over 11%, while health care, a top performing sector in the third quarter, was the worst performer in the fourth quarter, just up 2.0%. Value outperformed growth, as investors gravitated towards cheaper stocks, those with lower prices relative to their trailing earnings and book values. Size was not a factor in driving returns in the last quarter of 2006, as mid-cap and small-cap stocks performed similarly to large-cap stocks. While the economic environment seemed ideal in the fourth quarter, with continued low interest rates, low inflation and solid GDP growth, the political environment was very volatile, the US electorate giving both houses of Congress and the majority of governorships to the Democrats for the first time in 12 years. Although largely motivated by the war in Iraq, this major political shift could increase volatility in the stock market, but our broadly diversified, sector-neutral Tax Managed Core portfolios will provide a great opportunity to capture the next market leaders, while doing so in a tax efficient manner.

International Market Review

The global indices ended 2006 with impressive double-digit returns, as macro-economic data in Europe and the U. S. indicated growth numbers in line with long term-averages, slowing slightly but aided by inflation marginally below expectations. The MSCI EAFE Index, measuring all non-North American developed markets, returned 10.4% for the quarter and 26.3% for the year. Similarly, the emerging markets measured by the MSCI EMF Index, posted a 17.6% return for the quarter and a solid 32.2% return for 2006. With business confidence in Europe stronger then expected and a Euro survey showing that the manufacturing growth remains well entrenched, most of the European markets performed strongly during the quarter. Some of the top performing countries in the region were Sweden (+19.9%), Ireland (+17.4%), Denmark (+16.1%) and Greece (+15.1%). Germany was up 14.4% as the jobless rate there declined to 9.8%, the first time it was been below 10% since 1992. The Japanese market was up modestly at 5.0% with the economy growing much more slowly than previously expected. An improvement in economic conditions worldwide together with expectation of a soft landing in the US and Europe has boosted consumer confidence. It remains to be seen if this will translate to sustained high equity returns worldwide in 2007.

   Comparison of the Change in Value of a $10,000 Investment in the Clearwater
                     Growth Fund and the Russell 1000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Growth Fund     Russell 1000
12/31/1996            10,000.00       10,000.00
12/31/1997            12,835.91       13,285.19
12/31/1998            15,748.40       16,875.29
12/31/1999            19,572.87       20,404.24
12/31/2000            19,174.46       18,814.93
12/31/2001            16,647.11       16,472.55
12/31/2002            12,936.69       12,905.82
12/31/2003            16,754.84       16,763.47
12/31/2004            18,689.11       18,675.28
12/31/2005            19,787.37       19,845.40
12/31/2006            22,709.48       22,913.73

--------------------------------------------------------------------------------
Total Return                                   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Growth Fund                                     14.8%        6.4%        8.6%
--------------------------------------------------------------------------------
Russell 1000                                    15.5%        6.8%        8.6%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

Kennedy Capital Management, one of the sub-advisors to the Clearwater Small Cap Fund, made the following comments about the market and their portion of the portfolio:

Performance

The Russell 2000 Index had a return of 18.4% in 2006, outperforming the S&P 500 return of 15.8%. This represents almost eight years of small cap dominance. To be perfectly accurate, in 2005 the S&P 500 edged out the Russell 2000 Index by a mere 30 basis points. Other than that, the Russell 2000 has outpaced the S&P 500 in each calendar year since 1998.

Small caps came out of the blocks with an impressive start in the first quarter of 2006, posting a return of 13.9%, handily outpacing the S&P 500 by 970 basis points. The next two quarters of the year favored the S&P 500. Then the final quarter of 2006 returned to small cap dominance. All in all, 2006 was a rewarding year for small cap stocks, but posed challenges for active investors due to rapid sector leadership changes.

For the year, the Clearwater Small Cap Fund slightly underperformed the benchmark, with a return of 17.1% compared to 18.4% for the Russell 2000. Most of this underperformance occurred in the third quarter with positive comparisons in other quarters.

Sector Weightings

The sector weightings for the Kennedy portion of the Clearwater Small Cap Fund remained comparable in the second half of the year compared to the first six months of 2006. During the latter half of 2006, significant overweights relative to our benchmark included Autos and Transportation (6.9% vs the benchmark at 3.8%), Healthcare (13.3% vs 11.4), Materials and Processing (13.9% vs 9.2%), and Producer Durables (10.7% vs 7.1%). Underweighted sectors included Consumer Discretionary (12.5% vs 19.3%) and Financials (15.0% vs 24.3%).

Performance Attribution

Overall, the impact of sector weightings during the final two quarters of 2006 accounted for most of the second-half performance. Stock selection during this interval had limited impact on relative performance. Exceptional results in Producer Durables were offset by sub-par results in Healthcare. The net impact of stock selection during the final two quarters of the year was a mere negative 0.16% (16 basis points).

We have maintained a moderate rate of turnover in your portfolio. The three largest positions in your portfolio at year end were also major positions in your account at mid-year: Stage Stores (SSI), Griffon Corp (GFF) and Oil States International (OIS). To give you a flavor of the breadth of companies we select as holdings in your portfolio, here's a brief description of these three major portfolio holdings:

Stage Stores operates more than 650 department stores, mainly in rural towns in Texas and 32 other US states. Through its Stage, Bealls, Palais Royal, and Peebles stores, the company offers small-town America moderately priced apparel and accessories, cosmetics, and footwear. Stage Stores acquired the 78-store B.C. Moore & Sons chain for about $37 million in 2006.

Griffon's four business segments include garage doors (37% of sales), installation services (of garage doors and fireplaces; 21% of sales), specialty plastic films (for use in disposable diapers, adult incontinence products, medical garments, and surgical drapes; 26% of sales), and advanced information and communications systems (radar, air-traffic control, and defense systems; 16% of sales). Griffon's Clopay subsidiary is a leading US garage-door maker. It sells to such mass retailers as The Home Depot and Lowes. About 75% of Griffon's sales occur in the United States.

Oil States provides tubular services and offers casing, premium tubing, and line pipes. The company's well site services range from remote-site accommodations to hydraulic well control equipment. It also offers offshore products, including flex-element technology and deepwater mooring systems.

Portfolio Characteristics

We continue to concentrate our attention on uncovering those companies that are most uniquely positioned for future capital appreciation potential. As always, our process begins with screening and analyzing those segments of our investment universe that are most overlooked and undervalued. Of course every year presents its new set of macro and micro-oriented challenges. We believe, however, that our fundamentally based research process will continue to be the key to not only weathering these challenges but also discovering many exciting investment opportunities in 2007.

        Comparison of the Change in Value of a $10,000 Investment in the Clearwater Small Cap Fund and the Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Small Cap Fund      Russell 2000
12/31/1996         $10,000            $10,000
12/31/1997         $14,020            $12,236
12/31/1998         $13,026            $11,925
12/31/1999         $16,583            $14,460
12/31/2000         $18,355            $14,023
12/31/2001         $20,798            $14,371
12/31/2002         $18,663            $11,428
12/31/2003         $29,612            $16,828
12/31/2004         $35,799            $19,912
12/31/2005         $39,108            $20,819
12/31/2006         $45,780            $24,638

--------------------------------------------------------------------------------
Total Return                                   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Small Cap Fund                                  17.1%        17.1%       16.4%
--------------------------------------------------------------------------------
Russell 2000                                    18.4%        11.4%        9.4%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

Keeley Capital Management: the other sub-advisor to the Clearwater Small Cap Fund. was hired in 2006 and has a small but growing portion of the Fund to manage.

SIT Investment Associates: the sub-advisor for the Clearwater Tax-Exempt Bond Fund, made the following comments:

2006 was a tale of two halves for the fixed income markets. The first half of the year was quite weak, as the Federal Reserve continued its restrictive policy with four additional 25 basis point tightenings, raising the federal funds rate to 5.25%. Fixed income markets rallied considerably in the second half of the year, however, as growth appeared to slow and the Fed paused, albeit retaining a tightening bias. The U. S. Treasury and municipal yield curves flattened considerably during the past year. Long-term Treasury yields finished the year about 30 basis points higher, while short-term yields rose about 90 basis points. Long-term municipal yields actually fell about 15 basis points during 2006. Heavy issuance in the government, mortgage, corporate, and municipal markets continued, and while demand was not as strong as in 2005, it was more than able to absorb the supply. Many in the market now believe that the Fed is at the end of its tightening cycle. Moderating but acceptable growth in the domestic economy accompanied by a still troublesome but improving federal budget deficit, with moderate and apparently contained inflation despite high oil prices support this expectation. However, any evidence of stronger growth or worsening inflation could be met with further short-term interest rate hikes. We expect the Fed to remain on hold during the first half of 2007, with possibly some modest easing in the second half of the year.

The trend of revenue bonds outperforming general obligation bonds continued during 2006, and lower quality issues outperformed those of higher credit quality, as investors continued to seek yield aggressively. We expect revenue bonds to continue to be strong performers in 2007. General obligation bond performance should improve on a relative basis, however, as many cities, counties and states, have, with the help of solid economic growth, adequately addressed their most urgent budget problems. Potential problems funding retirement pension and healthcare obligations remain, however. The Fund's performance, with its heavy emphasis on revenue bonds, was strong on an absolute basis due to the high current income it produces, and much stronger than that of its benchmark, despite its shorter duration, primarily due to its use of non-rated revenue bonds, whose spreads tightened considerably with the continued strong demand for yield in the municipal market. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising interest rates.

The economy has now produced twenty-one consecutive quarters of solid growth, although the third quarter of 2006 was a bit weak. We expect growth to rebound in the first half of 2007, but to moderate somewhat in the second half of the year. With the Fed on hold, interest rates are likely to remain in a fairly narrow trading range. The Treasury yield curve should remain relatively flat, with the municipal curve somewhat steeper. Given our expectation that the Fed is close to done with its tightening, we lengthened the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, from 3.4 to 3.9 years during the year, accompanied by a small increase in yield. For comparison, the Fund's benchmark, the Lehman Brothers 5-Year Municipal Bond Index, had duration of 4.1 years at December 31, 2006. The Fund's slightly shorter duration and its use of non-rated bonds have positioned it defensively for the fairly stable interest rate environment that we expect in 2007. We expect to lengthen duration a bit further once it is clear the Fed is through with its tightening cycle. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 3-20 year range.

   Comparison of the Change in Value of a $10,000 Investment in the Clearwater
    Tax-Exempt Bond Fund and the Lehman Brothers 5-Year Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Tax-Exempt Bond Fund       Lehman 5-Year Municipal Bond Index
1/14/2000               $10,000                         $10,000
12/31/2000              $10,890                         $10,772
12/31/2001              $11,549                         $11,441
12/31/2002              $12,370                         $12,502
12/31/2003              $12,882                         $13,017
12/31/2004              $13,406                         $13,372
12/31/2005              $14,017                         $13,499
12/31/2006              $14,765                         $13,949

--------------------------------------------------------------------------------
                                                        One    Five    Inception
Total Return                                           Year    Year     1/14/00
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund                                   5.4%    5.0%       5.7%
--------------------------------------------------------------------------------
Lehman 5-Year Muni                                     3.3%    4.0%       4.9%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

Clearwater Investment Trust                   Clearwater Management Company
---------------------------                   -----------------------------
G. H. Weyerhaeuser, Jr., President and CEO    P. W. Pascoe, Chairman and Treasurer
L. R. Jones                                   W.T. Weyerhaeuser, V.P. and Secretary
C. W. Rasmussen                               S. B. Carr, Jr.
L. Rasmussen                                  W. J. Driscoll
F. T. Weyerhaeuser                            E. D. Hlavka
                                              C. W. Morley
                                              F. W. Piasecki
                                              D. C. Titcomb

                         EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Independent Trustees

====================================================================================================================================
                                                                                                   Number of
                                                                                                   Portfolios in      Other
                                                                          Principal                the Fund Complex   Directorships
                          Positions Held with      Term of Office and     Occupation(s) During     Overseen by the    Held by the
Name, Address, and Age    the Funds                Length of Time Served  the Last 5 Years         Trustee            Trustee
====================================================================================================================================
Lucy R. Jones             Trustee                  Tenure: 6 yrs          Private Investor                 3          None
(65)                                               Term:
                                                   Indefinite
30 East 7th Street,
Saint. Paul,
Minnesota 55101
------------------------------------------------------------------------------------------------------------------------------------
Charles W.                Trustee                  Tenure: 6 yrs          President and                    3          None
Rasmussen (39)(1)                                  Term:                  Chief Executive
                                                   Indefinite             Officer, P&G
                                                                          Manufacturing, Inc.
30 East 7th Street,                                                       (air filtration
Saint. Paul,                                                              equipment, 2002-
Minnesota 55101                                                           Present);
------------------------------------------------------------------------------------------------------------------------------------
Laura E.                  Trustee                  Tenure: 6 yrs          Private Investor                 3          None
Rasmussen (43)(1)                                  Term:
                                                   Indefinite
30 East 7th Street,
Saint. Paul,
Minnesota 55101
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are nieces or nephews of Mr. Weyerhaeuser (see below).

                         EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Officers and Interested Trustee

====================================================================================================================================
                                                                                                   Number of
                                                                                                   Portfolios in      Other
                                                                          Principal                the Fund Complex   Directorships
                          Positions Held with      Term of Office and     Occupation(s) During     Overseen by the    Held by the
Name, Address, and Age    the Funds                Length of Time Served  the Last 5 Years         Trustee            Trustee
====================================================================================================================================
George H.                 Trustee, Chairman,       As Trustee;            Senior Vice                      3          None
Weyerhaeuser, Jr. (53)    Chief Executive          Tenure: 1 yr           President,
                          Officer and              Term: Indefinite       Technology,
                          Treasurer                                       Weyerhaeuser
                                                                          Company (1998 -
                                                                          2006)

30 East 7th Street,                                As Officer;            Director,
Saint. Paul,                                       Tenure: 1 yr           Clearwater
Minnesota 55101                                    Term Expires:          Management
                                                   December, 2007         Company (1987-
                                                                          2006)
------------------------------------------------------------------------------------------------------------------------------------
Frederick T.              Trustee, Vice            As Trustee;            Private Investor                 3          Potlatch
Weyerhaeuser (75)(1)      President and            Tenure: 20 yrs                                                     Corporation
                          Secretary                Term: Indefinite                                                   (1960-2003)

30 East 7th Street,                                As Officer;
Saint. Paul,                                       Tenure: 20 yrs
Minnesota 55101                                    Term Expires:
                                                   December, 2007
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Weyerhaeuser is an interested trustee due to his daughter's position as a director of Clearwater Management Company, the Funds' adviser.

Shareholder Expense Example

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and funds offered by other organizations. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

                                ---------------------------------------------------------
                                                                         Expenses Paid
                                                                          During the
                                                     Ending Account         Period*
                                Beginning Account        Value         July 1, 2006 thru
                                       Value          December 31,       December 31,
Actual                             July 1, 2006           2006               2006
-----------------------------------------------------------------------------------------
Growth Fund                        $1,000.00         $1,122.70             $1.61
-----------------------------------------------------------------------------------------
Small Cap Fund                     $1,000.00         $1,076.00             $5.23
-----------------------------------------------------------------------------------------
Tax-Exempt Bond Fund               $1,000.00         $1,038.90             $2.11
-----------------------------------------------------------------------------------------

Hypothetical (5% return
before expenses)
-----------------------------------------------------------------------------------------
Growth Fund                        $1,000.00         $1,025.21             $1.53
-----------------------------------------------------------------------------------------
Small Cap Fund                     $1,000.00         $1,025.21             $5.10
-----------------------------------------------------------------------------------------
Tax-Exempt Bond Fund               $1,000.00         $1,025.21             $2.09
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

         Growth Fund                0.30%
         Small Cap Fund             1.00%
         Tax-Exempt Bond Fund       0.41%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to:
Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101
Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC's Internet site at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Board Approval of the Investment Advisory Agreement and Subadvisory Contracts

Clearwater Management Company

Clearwater Management Company (CMC) is responsible for managing the investment programs and strategies for the Growth Fund, Small Cap Fund and Tax-Exempt Bond Fund. The Trustees agreed to retain the CMC under the terms of the investment advisory agreement dated March 1, 1998. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees discussed the materials presented throughout the year and those presented during the meeting in connection with the annual advisory agreement renewal with Clearwater Management Co. Inc. (CMC). The board based its decision on the information contained in the materials presented. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The Trustees considered the nature and quality of the services provided by CMC since 1987. The Trustees considered the quality of the due diligence work that CMC performs on the sub-advisers and noted the good reputation that the CMC board has with the shareholder base. They also noted their approval of the various ideas for enhancements and adjustments to the funds made by CMC. The Trustees considered reports presented to them which demonstrate CMC's compliance with both its and the fund's compliance policies and procedures and Codes of Ethics. Based on their analysis of the data presented, the Trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The Trustees considered the work performed by CMC in monitoring the investment performance of the various sub-advisers. They noted their approval of the investment performance of the funds compared to other funds with similar objectives. The Trustees concluded that they were pleased with the services that CMC provided regarding the investment performance of the funds.

Cost of Services

The Trustees reviewed the fees paid to CMC. They noted their appreciation that CMC has negotiated the best deal possible with the sub-advisers regarding their fees. They were also pleased with CMC's willingness to limit their profitability through voluntary fee reductions, including the most recent waiver effective April 1, 2006. It was also noted that CMC charges a fixed fee which results in fewer cost fluctuations and willingly pays certain expenses that are normally borne by the shareholders, namely the Fidelity transaction fee. The Trustees concluded that they were pleased with the cost of services paid to CMC, noting that the fee is very reasonable for the services provided.

Parametric Portfolio Associates

Parametric Portfolio Associates (Parametric) is responsible for managing the investment program and strategies for the Growth Fund. The Trustees agreed to retain Parametric under the terms of the subadvisory contract dated September 20, 2001. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Parametric's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth and experience of the Parametric organization. Parametric was founded in 1987 and currently has assets under management of $17.8 billion and employs a team of twenty-two investment professionals. They specialize in index-based and structured equity strategies and are considered the industry leader in tax-efficient portfolio management. Parametric uses a quantitative, technology driven process that can be highly automated. Parametric has been managing the Growth Fund since 1997 and has had four ownership changes during this timeframe. Brian Langstraat is the Chief Executive Officer and he has been with Parametric since 1990. Debjani Chaudhuri manages the portfolio. The investment objective of the Clearwater Growth Fund is to achieve long-term, broad, diversified exposure to the U.S. equity market in a tax-efficient and low cost manner. The portfolio targets the Russell 1000 index. The trustees also considered reports presented to them which demonstrate Parametric's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the returns have met expectations in recent years. They paid particular attention to the performance reports prepared for their consideration by the fund's transfer agent and shareholder service provider that demonstrated consistent performance relative to the benchmark and noted that the tax efficiency targets have been met or exceeded. It was noted that the tracking error has been significantly below the stated benchmark of 1.5% and is currently at 0.4%.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also covers significant administrative services not required of Parametric. Parametric charges a fee based on assets under management on a sliding scale ranging from 45 basis points on the first $1 million under management to 10 basis points on assets in excess of $75 million. It was noted that trading costs are exceptionally low as is typical for a tax-managed account. The management expense as a percentage of average assets under management in 2006, the time period examined by the trustees, was 15 basis points or 0.15%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Parametric's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied on reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services tailored specifically to the fund's circumstances. Additionally, the trustees relied, in making their decision, on Parametric's representation that the fee charged is less than a new client would pay. The trustees also noted that the fee charged by Parametric when combined with all other fund expenses resulted in an overall expense ratio to the fund of .30% of average net assets versus the industry average for large cap domestic funds of 1.12% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Parametric resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Parametric is an independent firm and the advisory fee charged is the result of arm's length bargaining between Parametric and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Parametric realizing economies of scale. Due to the quantitative, technology-driven service that can be highly automated, it was determined that there is no natural limit to the assets that they could manage under this approach. Also, since the current fee charged by Parametric (.15%) is lower than their general fee schedule (.20%), there are no benefits to be seen regarding reducing fees. Based on the above, the trustees determined that further economies of scale resulting from the relationship with Parametric were not a consideration in that the fee is already low.

Kennedy Capital Management

Kennedy Capital Management (Kennedy) is responsible for managing a portion of the investment program and strategies for the Small Cap Fund. The Trustees agreed to retain Kennedy under the terms of the subadvisory contract dated April 16, 1999. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Kennedy's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Kennedy Capital organization. Kennedy has been managing investment portfolios since 1980 with total assets under management of $4.4 billion and employs a team of twenty-four investment professionals. They provide active small cap domestic security selection with 95% institutional and 5% high net worth clients. Kennedy has had a number of management changes over the years and is currently headed by Randy Kirkland, President and CEO. Matt Jermak is the portfolio manager and he has been with Kennedy since 1992. Kennedy Capital is research-intensive and narrowly focused on small cap equities. Their process has evolved since they were originally hired to manage the fund in 1994 into a very sophisticated set of fundamental criteria that captures the contrarian philosophy of the firm's founders. This has resulted in investment returns well above both the fund's peers and its comparable indices. The trustees also considered reports presented to them which demonstrate Kennedy's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the returns have exceeded expectations. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider that demonstrated solid relative performance against both the small-cap and micro-cap universes. Kennedy has continued to achieve investment performance that ranks in the top quartile of similar managers. Trading continues to be a strength for Kennedy. Abel-Noser reports place their execution near the top of their peer group. Tax efficiency is not a high priority for Kennedy, but the portfolio manager does review the portfolio for tax-loss harvesting opportunities and strives to hold securities long enough to achieve long-term gain status. Due to their exceptional pre-tax returns, the minimal attention to tax efficiencies has not been a large drawback. The trustees concluded that they were satisfied with Kennedy Capital's investment management performance.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar small cap funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Kennedy. Kennedy charges a fee based on assets under management on a sliding scale ranging from 85 basis points on the first $50 million under management to 80 basis points on assets in excess of $50 million. The management expense as a percentage of average assets under management in 2006, the time period examined by the trustees, was 81 basis points or 0.81%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Kennedy's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided. Additionally, the trustees relied, in making their decision, on Kennedy's representation that no client with a similar account was being charged a lesser fee. The trustees also noted that the fee charged by Kennedy when combined with all other fund expenses resulted in an overall expense ratio to the fund of 1.00% of average net assets versus the industry average for small cap domestic funds of 1.40% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Kennedy resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Kennedy is an independent firm and the advisory fee charged is the result of arm's length bargaining between Kennedy and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Kennedy realizing economies of scale. They found that there was some room in the current fee schedule for Kennedy's fee, as a percentage of assets under management, to go down slightly as a growing asset base moves the overall percentage down from the current 81 basis points towards 80 basis points. The trustees determined that further economies of scale resulting from the relationship with Kennedy were not a major consideration given that the relationship is the result of arm's length bargaining, most of the economies of scale have already been realized and that the fee is already low--especially in light of the quality of service provided.

Keeley Asset Management

Keeley Asset Management (Keeley) is responsible for managing a portion of the investment program and strategies for the Small Cap Fund. The Trustees agreed to retain Keeley under the terms of the subadvisory contract dated August 1, 2006. The agreement will continue for two years and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Keeley's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Keeley Asset Management organization. Keeley has been managing investment portfolios since 1982 with total assets under management of $5 billion and employs a team of sixteen investment professionals. Keeley was headed by John L. Keeley, Jr., who is its President, sole equity owner and is the portfolio manager. Their investment strategy is to exploit several inefficient niches by investing in small to mid cap companies undergoing internal corporate restructuring. This strategy is viewed as a complement to the diversified small cap portfolio that is managed by Kennedy Capital Management. Keeley favors industries with long product life cycles, avoiding technology and healthcare. A typical portfolio will contain 50-60 holdings with each holding representing no more than 2% of the portfolio. Cash positions range between 3-10% and the average portfolio turnover is approximately 33%. Keeley regularly re-balances the portfolio in order to reduce the holdings of appreciated stocks and to free cash to invest in underweighted securities. The trustees also considered reports presented to them which demonstrate Keeley's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the subadviser's performance in the short period since inception. They compared the fund's performance to relevant benchmarks and peer groups. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider. The trustees concluded that they were satisfied with Keeley's investment management performance to date but will continue to monitor closely due to the short-term history with Clearwater.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar small cap funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Keeley. Keeley charges a fee based on assets under management on a sliding scale ranging from 100 basis points on the first $2 million under management to 70 basis points on assets in excess of $10 million. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Keeley's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided.

Management Profitability

The trustees did not consider the profitability of Keeley resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Keeley is an independent firm and the advisory fee charged is the result of arm's length bargaining between Keeley and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Keeley realizing economies of scale. They found that there was some room in the current fee schedule for Keeley's fee, as a percentage of assets under management, to go down as a growing asset base moves the overall percentage.

Sit Fixed Income Advisers II

Sit Fixed Income Advisers II (Sit) is responsible for managing the investment program and strategies for the Tax-Exempt Bond Fund. The Trustees agreed to retain Sit under the terms of the subadvisory contract dated December 15, 1999. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Sit's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Sit organization. Sit and its affiliates have been managing investment portfolios since 1981 with total assets under management of $6.6 billion and $4.5 billion in fixed income. Sit is a stable, well-capitalized organization and has had no ownership changes. Mr. Michael C. Brilley, President and Senior Fixed Income Officer and manager of the fund, has been in the investment management business for over 38 years and has been with Sit since 1984. Mr. Paul J. Jungquist, Vice President and Senior Fixed Income Portfolio Manager and Fixed Income Credit Analyst and co-manager of the fund has been with Sit since 1994. He specializes in non-rated securities. The portfolio managers adhere to a research-intensive and disciplined investment process which, as discussed below, has resulted in sound investment returns at a level of volatility well below that of both the fund's peers and its comparison indices. The trustees also considered reports presented to them which demonstrate Sit's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the combined risk-adjusted returns have consistently met or exceeded expectations. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider that demonstrated solid relative and absolute performance.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar tax-exempt bond funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Sit. Sit charges a fee based on assets under management on a sliding scale ranging from 40 basis points on the first $20 million under management to 20 basis points on assets in excess of $75 million. The management expense as a percentage of average assets under management in 2006, the time period examined by the trustees, was 23 basis points or 0.23%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Sit's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon published reports from Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided. Additionally, the trustees relied, in making their decision, on Sit's representation that no client with a similar account was being charged a lesser fee. The trustees also noted that the fee charged by Sit when combined with all other fund expenses resulted in an overall expense ratio to the fund of 0.41% of average net assets versus the industry average for tax exempt bond mutual funds of 0.82% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Sit resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Sit is an independent firm and the advisory fee charged is the result of arm's length bargaining between Sit and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Sit realizing economies of scale. They found that there was some room in the current fee schedule for Sit's fee, as a percentage of assets under management, to go down as a growing asset base moves the overall percentage down from the current 23 basis points towards 20 basis points. The trustees determined that further economies of scale resulting from the relationship with Sit were not a major consideration given that the relationship is the result of arm's length bargaining, most of the economies of scale have already been realized and that the fee is already low--especially in light of the quality of service provided.

                            [LETTERHEAD OF KPMG LLP]

            Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Clearwater Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (funds within Clearwater Investment Trust) (the Funds) as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

February 23, 2007

                           CLEARWATER INVESTMENT TRUST

                      Statements of Assets and Liabilities

                                December 31, 2006

                                                              Growth            Small Cap        Tax-Exempt
                         Assets                                Fund               Fund            Bond Fund
                                                           -------------      -------------     -------------
Investments in uncollectible securities, at fair value
    (identified cost: $168,837,180 Growth Fund;
    $226,260,495 Small Cap Fund; $282,323,738
    Tax-Exempt Bond Fund)                                  $ 295,010,120        263,380,508       282,742,316
Receivable for securities sold                                 1,757,853          3,217,038           562,461
Accrued dividend and interest receivable, less
    the allowance for uncollectible interest
    of $214,646 (Tax-Exempt Bond Fund)                           385,387            282,304         3,985,478
                                                           -------------      -------------     -------------
                 Total assets                                297,153,360        266,879,850       287,290,255
                                                           -------------      -------------     -------------
                     Liabilities

Payables for investment securities purchased                   3,729,103            193,796         2,651,527
Payables for fund shares redeemed                              1,701,845         12,199,198           393,535
Disbursements in excess of cash                                       --                 --           219,375
Accrued investment advisory fee                                  209,439            640,776           281,040
                                                           -------------      -------------     -------------
                 Total liabilities                             5,640,387         13,033,770         3,545,477
                                                           -------------      -------------     -------------
                 Net assets                                $ 291,512,973        253,846,080       283,744,778
                                                           =============      =============     =============
                      Capital

Capital stock and additional paid-in capital
    (authorized unlimited number of shares at no
    par value for each Fund: outstanding
    9,891,716; 13,569,901; and 28,210,656
    shares, respectively)                                  $ 171,704,881        216,009,340       283,805,196
Undistributed net investment income                               41,347                 --            29,357
Accumulated net realized gain (loss)                          (6,406,195)           716,727          (508,353)
Unrealized appreciation of
    investments                                              126,172,940         37,120,013           418,578
                                                           -------------      -------------     -------------
                 Net assets                                $ 291,512,973        253,846,080       283,744,778
                                                           =============      =============     =============
Net asset value per share of outstanding
    capital stock                                          $       29.47              18.71             10.06

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                            Statements of Operations

                          Year ended December 31, 2006

                                                          Growth           Small Cap         Tax-Exempt
                                                           Fund              Fund             Bond Fund
                                                      -------------      -------------      -------------
Investment income:
     Income:
        Dividends (net of foreign taxes withheld
           of $2,730, $158, and $0, respectively)     $   4,680,096          1,492,198            113,908
        Interest                                             83,465            484,256         13,228,001
                                                      -------------      -------------      -------------
                 Total income                             4,763,561          1,976,454         13,341,909
                                                      -------------      -------------      -------------
     Expenses:
        Investment advisory fee                           1,138,981          3,334,885          1,576,576
        Voluntary fee reduction                            (349,769)          (791,167)          (463,866)
                                                      -------------      -------------      -------------
                 Total net expenses                         789,212          2,543,718          1,112,710
                                                      -------------      -------------      -------------
                 Net investment income (loss)             3,974,349           (567,264)        12,229,199
                                                      -------------      -------------      -------------
Realized and unrealized gain on investments:
     Net realized gain on security transactions             128,596         31,989,191            488,196
     Unrealized appreciation during
        the period                                       32,244,344          7,228,498          1,130,276
                                                      -------------      -------------      -------------
                 Net gain on investments                 32,372,940         39,217,689          1,618,472
                                                      -------------      -------------      -------------
                 Net increase in net assets
                    from operations                   $  36,347,289         38,650,425         13,847,671
                                                      =============      =============      =============

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                       Statements of Changes in Net Assets

                     Years ended December 31, 2006 and 2005

                                                     Growth Fund                   Small Cap Fund           Tax-Exempt Bond Fund
                                             ---------------------------   ---------------------------   --------------------------
                                                 2006           2005           2006           2005           2006           2005
                                             -------------  ------------   ------------   ------------   ------------  ------------
Operations:
   Net investment income (loss)              $   3,974,349     3,239,655       (567,264)      (420,498)    12,229,199     9,732,776
   Net realized gain (loss) on investments         128,596      (183,070)    31,989,191     32,094,771        488,196      (619,037)
   Unrealized appreciation (depreciation)
     during the period                          32,244,344     9,638,336      7,228,498    (12,414,271)     1,130,276       127,766
                                             -------------  ------------   ------------   ------------   ------------  ------------
        Net increase in net assets
            from operations                     36,347,289    12,694,921     38,650,425     19,260,002     13,847,671     9,241,505
                                             -------------  ------------   ------------   ------------   ------------  ------------
Distributions to shareholders from:
   Net investment income                        (3,964,912)   (3,216,075)            --             --    (12,199,842)   (9,733,198)
   Net realized gain on investments                     --            --    (30,987,135)   (31,690,587)            --            --
                                             -------------  ------------   ------------   ------------   ------------  ------------
        Total distributions to
            shareholders                        (3,964,912)   (3,216,075)   (30,987,135)   (31,690,587)   (12,199,842)   (9,733,198)
                                             -------------  ------------   ------------   ------------   ------------  ------------
Capital share transactions:
   Proceeds from shares sold                    34,417,700    30,664,800      8,934,890     16,045,384     60,572,020    34,462,703
   Reinvestment of distributions from net
     investment income and gain                  7,180,987            --     62,677,722             --     12,199,842     9,733,198
   Payments for shares redeemed                (11,838,840)  (13,352,717)   (28,780,546)   (13,536,726)   (16,150,633)   (6,905,680)
                                             -------------  ------------   ------------   ------------   ------------  ------------
        Increase in net assets from
            capital shares transactions         29,759,847    17,312,083     42,832,066      2,508,658     56,621,229    37,290,221
                                             -------------  ------------   ------------   ------------   ------------  ------------
        Total increase (decrease) in
            net assets                          62,142,224    26,790,929     50,495,356     (9,921,927)    58,269,058    36,798,528
Net assets:
   At the beginning of the year                229,370,749   202,579,820    203,350,724    213,272,651    225,475,720   188,677,192
                                             -------------  ------------   ------------   ------------   ------------  ------------
   At the end of the year                    $ 291,512,973   229,370,749    253,846,080    203,350,724    283,744,778   225,475,720
                                             =============  ============   ============   ============   ============  ============
Undistributed net investment income          $      41,347        31,910             --             --         29,357            --

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

(1)   Organization

      Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the Funds). The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

      The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index (the Index), an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund's policy to minimize realization of taxable gains.

      The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

      The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Funds are as follows:

      (a)   Investments in Securities

            Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.


                                       5                             (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

            Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

      (b)   Federal Taxes

            The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

            Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                                                       Long-term
                                             Tax-exempt                     Ordinary income           capital gain
                                    --------------------------    --------------------------    --------------------------
                                        2006          2005            2006           2005           2006           2005
                                    -----------    -----------    -----------    -----------    -----------    -----------
            Growth Fund             $        --             --      3,964,912      3,216,075             --             --
            Small Cap Fund                   --             --      6,076,177      4,659,852     24,910,958     27,030,735
            Tax-Exempt Bond Fund     12,135,102      9,652,012         64,740         81,186             --             --

            As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                                                                          Tax-Exempt
                                                       Growth Fund      Small Cap Fund     Bond Fund
                                                      -------------     --------------   -------------
            Undistributed ordinary income             $      41,347           218,624          403,549
            Undistributed capital gain                           --           498,103               --
            Accumulated capital losses                   (6,406,195)               --         (508,252)
            Unrealized appreciation (depreciation)      126,172,940        37,120,013          418,578
                                                      -------------     -------------    -------------
                               Total                  $ 119,808,092        37,836,740          313,875
                                                      =============     =============    =============


                                       6                             (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

            On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                                                 Tax-Exempt
                                               Growth Fund   Small Cap Fund      Bond Fund
                                              ------------   --------------    ------------
            Undistributed net income          $         --    $    567,264     $         --
            Accumulated net realized gains              --        (567,264)              --
            Additional paid-in capital                  --              --               --

      (c)   Distributions to Shareholders

            Distributions to shareholders from net investment income, if any, are declared annually for the Growth and Small Cap Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

      (d)   Use of Estimates

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      (e)   Recent Accounting Pronouncements

            On September 20, 2006, the Financial Accounting Standards Board
            (FASB) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Funds' financial statements is being evaluated.

            In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for mutual funds in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Tax positions of the Funds are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.


                                       7                             (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

(3)   Investment Security Transactions

      Cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the year ended December 31, 2006, were as follows:

                                  Purchases            Sales
                                ------------       -----------
      Growth Fund               $ 45,503,353        13,272,897
      Small Cap Fund             165,947,035       168,927,646
      Tax-Exempt Bond Fund       158,638,509       103,172,835

(4)   Capital Share Transactions

      Transactions in shares of each fund for the years ended December 31, 2006 and 2005 were as follows:

                                                   Growth Fund                  Small Cap Fund             Tax-Exempt Bond Fund
                                            --------------------------    --------------------------    --------------------------
                                                2006          2005            2006           2005           2006           2005
                                            -----------    -----------    -----------    -----------    -----------    -----------
      Sold                                  $ 1,245,428      1,222,595        460,215        839,490      6,058,892      3,443,664
      Issued for reinvested distributions       258,093             --      3,408,010             --      1,219,204        972,555
      Redeemed                                 (422,969)      (538,106)    (1,537,715)      (741,221)    (1,611,929)      (689,986)
                                            -----------    -----------    -----------    -----------    -----------    -----------
                     Increase               $ 1,080,552        684,489      2,330,510         98,269      5,666,167      3,726,233
                                            ===========    ===========    ===========    ===========    ===========    ===========

(5)   Capital Loss Carry Over

      For federal income tax purposes, the Growth Fund and Tax-Exempt Bond Fund have capital loss carryovers of $6,406,195 and $508,353, respectively, at December 31, 2006, which, if not offset by subsequent capital gains, will expire as follows:

                                                                   Tax-Exempt
                                              Growth Fund          Bond Fund
                                             -------------         ----------
      Year of expiration:
         2010                                $   6,223,125                 --
         2012                                           --                 --
         2013                                      183,070            508,252
                                             -------------         ----------
             Total                           $   6,406,195            508,252
                                             =============         ==========


                                       8                             (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

(6)   Expenses and Related-Party Transactions

      The Trust has a contract for investment advisory services with Clearwater Management Company (CMC), a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. On July 1, 2002 CMC voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 CMC made an additional voluntary fee reduction to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 CMC voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. Effective April 1, 2006 CMC voluntarily reduced the fees paid by the funds to 0.30%, 1.00%, and 0.41%, respectively. These voluntary fee reductions may be discontinued at any time.

      CMC has entered into sub advisory contracts with independent investment advisory firms for each fund to provide daily investment management services. The sub advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The subadvisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets it manages and then decreasing to 0.80% of net assets in excess of $50 million. The subadvisory fee for the Clearwater Small Cap Fund, payable to Keeley Asset Management, is equal to an annual rate of 1.00% of the first $2 million in net assets it manages, decreasing to 0.85% on the next $8 million in net assets, and further decreasing to 0.70% of net assets in excess of $10 million. The subadvisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.


                                       9                             (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

(7)   Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

                                                                              Year ended December 31
                                                  -------------------------------------------------------------------------
                  Growth Fund                         2006           2005            2004           2003            2002
      --------------------------------------      -----------    -----------     -----------    -----------     -----------
      Net asset value, beginning of year          $     26.03          24.93           22.66          17.70           23.07

      Income from investment operations:
           Net investment income                         0.40           0.37            0.38           0.27            0.23
           Net realized and unrealized
              gain (loss)                                3.44           1.10            2.24           4.95           (5.37)
                                                  -----------    -----------     -----------    -----------     -----------
                       Total from investment
                          operations                     3.84           1.47            2.62           5.22           (5.14)
                                                  -----------    -----------     -----------    -----------     -----------
      Less distributions:
           Dividends from net investment
              income                                    (0.40)         (0.37)          (0.35)         (0.26)          (0.23)
           Distributions from net realized
              gains                                        --             --              --             --              --
                                                  -----------    -----------     -----------    -----------     -----------
                       Total distributions              (0.40)         (0.37)          (0.35)         (0.26)          (0.23)
                                                  -----------    -----------     -----------    -----------     -----------
      Net asset value, end of year                $     29.47          26.03           24.93          22.66           17.70
                                                  ===========    ===========     ===========    ===========     ===========
      Total return (a)                                   14.8%           5.9%           11.5%          29.5%          (22.3)%
      Net assets, end of year
           (000s omitted)                         $   291,513        229,371         202,580        150,460         103,981
      Ratio of expenses to average
           net assets (b)                                0.31%          0.36%           0.37%          0.39%           0.43%
      Ratio of net investment income
           to average net assets (b)                     1.56%          1.52%           1.62%          1.40%           1.14%
      Portfolio turnover rate (excluding
           short-term securities)                        5.24%          5.80%           1.52%         13.64%          31.40%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the years ended December 31, 2006, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.45%, 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December 31, 2006, 2005, 2004, 2003, and
            2002, respectively, and the ratio of net investment income to average daily net assets would have been 1.42%, 1.43%, 1.54%, 1.34%, and 1.12%, respectively.


                                       10                            (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

                                                                            Year ended December 31
                                                  -------------------------------------------------------------------------------
                   Small Cap Fund                    2006              2005             2004            2003              2002
      ----------------------------------------    -----------      -----------      -----------      -----------      -----------
      Net asset value, beginning of year          $     18.09            19.14            18.35            13.11            14.61

      Income from investment operations:
           Net investment income (loss)                 (0.04)           (0.04)           (0.09)           (0.02)           (0.01)
           Net realized and unrealized
              gains (losses)                             3.13             1.81             3.92             7.71            (1.49)
                                                  -----------      -----------      -----------      -----------      -----------
                       Total from investment
                          operations                     3.09             1.77             3.83             7.69            (1.50)
                                                  -----------      -----------      -----------      -----------      -----------
      Less distributions:
           Distributions from net
              investment income                            --               --               --               --               --
           Distributions from net
              realized gains                            (2.47)           (2.82)           (3.04)           (2.45)              --
                                                  -----------      -----------      -----------      -----------      -----------
                       Total distributions              (2.47)           (2.82)           (3.04)           (2.45)              --
                                                  -----------      -----------      -----------      -----------      -----------
      Net asset value, end of year                $     18.71            18.09            19.14            18.35            13.11
                                                  ===========      ===========      ===========      ===========      ===========
      Total return (a)                                   17.1%             9.2%            20.9%            58.7%           (10.3)%
      Net assets, end of year
           (000s omitted)                         $   253,846          203,351          213,273          138,089           77,492
      Ratio of expenses to average
           net assets (b)                                1.03%            1.14%            1.24%            1.33%            1.34%
      Ratio of net investment income
           (loss) to average net assets (b)             (0.23)%          (0.19)%          (0.45)%          (0.12)%          (0.02)%
      Portfolio turnover rate (excluding
           short-term securities)                       69.57%           73.65%           83.25%          100.82%           81.16%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the years ended December 31, 2006, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 1.35%, 1.35%, 1.35%, 1.35%, and 1.35%, for the years ended December 31, 2006, 2005, 2004, 2003, and
            2002, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (0.55)%, (0.40)%, (0.56)%, (0.14)%, and (0.03)%, respectively.


                                       11                            (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

                                                                            Year ended December 31
                   Tax-Exempt                   -------------------------------------------------------------------------------
                   Bond Fund                        2006             2005            2004             2003              2002
      --------------------------------------    -----------      -----------      -----------      -----------      -----------
      Net asset value, beginning of year        $     10.00            10.03            10.12            10.24            10.14

      Income from investment operations:
           Net investment income                       0.43             0.48             0.50             0.53             0.58
           Net realized and unrealized gains           0.06            (0.03)           (0.10)           (0.12)            0.12
                                                -----------      -----------      -----------      -----------      -----------
                       Total from investment
                          operations                   0.49             0.45             0.40             0.41             0.70
                                                -----------      -----------      -----------      -----------      -----------
      Less distributions:
           Distributions from net
              investment income                       (0.43)           (0.48)           (0.49)           (0.53)           (0.58)
           Distributions from net
              realized gains                             --               --               --               --            (0.02)
                                                -----------      -----------      -----------      -----------      -----------
                       Total distributions            (0.43)           (0.48)           (0.49)           (0.53)           (0.60)
                                                -----------      -----------      -----------      -----------      -----------
      Net asset value, end of year              $     10.06            10.00            10.03            10.12            10.24
                                                ===========      ===========      ===========      ===========      ===========
      Total return (a)                                  5.3%             4.6%             4.1%             4.1%             7.1%
      Net assets, end of year
           (000s omitted)                       $   283,745          225,476          188,677          134,481           91,905
      Ratio of expenses to average
           net assets (b)                              0.42%            0.48%            0.51%            0.56%            0.58%
      Ratio of net investment income
           to average net assets (b)                   4.66%            4.77%            4.84%            5.24%            5.69%
      Portfolio turnover rate (excluding
           short-term securities)                     40.20%           41.39%           35.25%           39.84%           39.79%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the years ended December 31, 2006, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.60%, 0.60%, 0.60%, 0.60%, and 0.60%, for the years ended December 31, 2006, 2005, 2004, 2003, and
            2002, respectively, and the ratio of net investment income to average daily net assets would have been 4.48%, 4.65%, 4.75%, 5.20%, and 5.67%, respectively.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
Common stocks:

   Consumer discretionary:
         2,300         ABERCROMBIE & FITCH CO                         $         50,218           160,149
         1,809         ACCO BRANDS CORP (b)                                     16,591            47,884
           300         ADVANCE AUTO PARTS                                       10,758            10,668
         5,050         AMAZON COM INC (b)                                      150,753           199,273
        10,950         AMERICAN EAGLE OUTFITTERS INC                           106,990           341,750
           900         AMERICAN GREETINGS CORP                                  13,869            21,483
           300         ANNTAYLOR STORES CORP (b)                                11,958             9,852
         1,400         APPLEBEES INTL INC                                       36,640            34,538
           600         ARVINMERITOR INC                                         10,494            10,938
         1,892         AUTOLIV                                                  79,511           114,088
         1,600         AUTONATION INC DEL (b)                                   30,080            34,112
         5,100         AUTOZONE INC (b)                                        544,407           589,356
         2,994         AVIS BUDGET GROUP INC (b)                                29,085            64,940
           900         BEAZER HOMES USA INC                                     53,114            42,309
         7,475         BED BATH & BEYOND INC (b)                               279,785           284,798
         1,850         BELO CORP                                                30,400            33,985
        10,400         BEST BUY CO INC                                         349,645           511,576
         1,400         BIG LOTS INC (b)                                         15,477            32,088
         1,300         BLACK & DECKER CORPORATION                               44,208           103,961
         1,600         BORG WARNER INC                                          82,009            94,432
         2,400         BRINKER INTL INC (b)                                     53,802            72,384
         2,525         CABLEVISION SYS CORP                                          0            71,912
         2,084         CARMAX INC (b)                                           50,984           111,765
           330         CAVCO INDS INC DEL (b)                                      815            11,563
        13,289         CBS CORP CLASS B (b)                                    366,122           414,351
           800         CDW CORP                                                 44,354            56,256
         6,600         CENTEX CORP                                              66,427           371,382
         6,075         CHEESECAKE FACTORY (b)                                  171,247           149,445
         3,000         CHICOS FAS INC (b)                                       28,000            62,070
         8,900         CIRCUIT CITY STORES INC                                 104,507           168,922
         4,575         CLEAR CHANNEL COMMUNICATIONS                            152,744           162,596
         9,200         COACH INC (b)                                           107,172           395,232
         1,525         COMCAST CL A SPCL (b)                                    36,552            63,867
        35,445         COMCAST CORP NEW (b)                                    959,071         1,500,387
         1,300         COPART INC (b)                                           32,032            39,000
         7,800         COSTCO WHSL CORP NEW                                    237,671           412,386
         6,533         D R HORTON INC                                          137,874           173,059
         2,800         DARDEN RESTAURANTS INC                                   65,099           112,476
        17,423         DIRECTV GROUP INC (b)                                   258,330           434,530
        36,660         DISNEY WALT CO                                          784,463         1,256,338
         4,800         DOLBY LABORATORIES INC (b)                              104,393           148,896
         2,900         DOLLAR GEN CORP                                          56,761            46,574
           500         DOLLAR TREE STORES INC (b)                               10,674            15,050
           300         DOW JONES & CO INC                                       10,650            11,400
         4,300         EASTMAN KODAK CO                                        100,539           110,940
         3,000         ECHOSTAR COMMUNICATIONS CORP N (b)                      101,063           114,090
         3,670         EXPEDIA INC DEL (b)                                      65,267            76,997
         9,064         FEDERATED DEPT STORES INC DE                            244,139           345,610
         2,300         FOOT LOCKER INC                                          36,173            50,439
        15,434         FORD MTR CO DEL (b)                                     128,545           115,909
         7,700         FORTUNE BRANDS INC                                      266,191           657,503
         1,900         GAMESTOP CORP NEW (b)                                    15,311           104,709
           200         GANNETT INC                                              11,038            12,092
         9,900         GAP INC                                                 151,942           193,050
         8,700         GENERAL MTRS CORP                                       169,911           267,264
         9,200         GENTEX CORP                                             131,306           143,152
           681         HANESBRANDS INC (b)                                      15,037            16,085
        14,850         HARLEY DAVIDSON INC                                      87,002         1,046,480
         2,350         HARMAN INTL INDS INC NEW                                206,167           234,789
         5,800         HARRAHS ENTMT INC                                       427,395           479,776
         8,150         HEARST ARGYLE TELEVISION INC                            196,577           207,825
         7,203         HILTON HOTELS CORP                                      169,355           251,385
        48,025         HOME DEPOT INC                                          244,498         1,928,684

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
--------------       -----------------------------------------------  ----------------    ---------------   ---------------
         2,659         IDEARC INC (b)                                 $         68,147            76,180
         5,300         INTERNATIONAL GAME TECHNOLOGY                           181,663           244,860
            11         INTERPUBLIC GROUP COS INC (b)                                 0               135
         3,650         JOHNSON CTLS INC                                        171,134           313,608
         2,200         JONES APPAREL GROUP INC                                  78,005            73,546
         1,200         KB HOME                                                  39,516            61,536
        11,550         KOHLS CORP (b)                                           92,211           790,367
           700         LAMAR ADVERTISING CO (b)                                 26,224            45,773
         1,300         LEAR CORP (b)                                            21,307            38,389
           900         LEE ENTERPRISES INC                                      30,240            27,954
         3,100         LEGGETT & PLATT INC                                      70,116            74,090
         2,100         LENNAR CORP                                              95,438           110,166
         2,317         LIBERTY GLOBAL INC - SERIES C COMMON (b)                 35,539            64,876
        13,158         LIBERTY MEDIA HLDG CORP- INTERACTIVE COM A (b)          214,168           283,818
         2,631         LIBERTY MEDIA HLDG CORP- CAPITAL COM A (b)              156,652           257,785
        10,290         LIMITED BRANDS INC                                      118,493           297,793
           921         LIVE NATION INC (b)                                      11,411            20,630
         1,850         LIZ CLAIBORNE INC                                        62,867            80,401
        31,600         LOWES COS INC                                           670,577           984,340
           100         M.D.C. HOLDINGS INC                                       6,787             5,705
        23,700         MARRIOTT INTL INC NEW                                    97,956         1,130,964
         6,500         MATTEL INC                                              118,061           147,290
            51         MCCLATCHY CO                                              2,162             2,208
        23,400         MCDONALDS CORP                                          546,937         1,037,322
         7,190         MCGRAW HILL COS INC                                     279,243           489,064
         3,300         MOHAWK INDS INC (b)                                     248,413           247,038
           974         MOVE INC (b)                                                  0             5,367
         3,800         NEWELL RUBBERMAID INC                                    86,564           110,010
        43,775         NEWS CORP                                               678,724           940,287
         3,200         NIKE INC                                                212,954           316,896
         5,000         NORDSTROM INC                                            52,596           246,700
         7,277         NTL INC DEL                                             183,458           183,671
         8,099         OFFICE DEPOT INC (b)                                    189,986           309,139
         3,300         OFFICEMAX INC DEL                                       114,939           163,845
         2,500         OMNICOM GROUP                                           168,958           261,350
           400         PACIFIC SUNWEAR OF CALIF (b)                              9,204             7,832
         1,800         PENN NATL GAMING INC (b)                                 66,876            74,916
         3,700         PENNEY J C INC                                          142,894           286,232
         1,400         PETSMART INC                                             35,894            40,404
         1,500         POLO RALPH LAUREN CORP                                   31,320           116,490
         2,200         PULTE HOMES INC                                          52,465            72,864
           100         RADIOSHACK CORP                                           1,933             1,678
         1,100         READERS DIGEST ASSN INC                                  15,807            18,370
         3,000         REGAL ENTMT GROUP                                        55,920            63,960
         6,000         ROSS STORES INC                                         148,772           175,800
           800         RYLAND GROUP INC (b)                                     43,093            43,696
         1,000         SCHOLASTIC CORP (b)                                      28,560            35,840
           600         SCRIPPS E W CO OH                                        23,112            29,964
         1,479         SEARS HLDGS CORP (b)                                    113,477           248,368
         1,100         SHERWIN WILLIAMS CO                                      50,106            69,938
        37,000         SIRIUS SATELLITE RADIO INC (b)                          142,280           130,980
           700         SNAP ON INC                                              17,991            33,348
           800         STANDARD PAC CORP NEW                                    29,288            21,432
           900         STANLEY WORKS                                            27,855            45,261
        12,150         STAPLES INC                                             173,534           324,405
        15,750         STARBUCKS CORP (b)                                      276,383           557,865
           946         STATION CASINOS INC                                      63,967            77,260
        15,000         TARGET CORP                                             493,687           855,750
         3,000         TIFFANY & CO NEW                                         86,618           117,720
        17,108         TIM HORTONS INC                                         366,842           495,448
           100         TIMBERLAND CO (b)                                         3,401             3,158
        85,800         TIME WARNER INC NEW                                   1,181,330         1,868,724
         8,400         TJX COS INC NEW                                         158,823           239,568
         2,000         TOLL BROS INC (b)                                        50,443            64,460
           300         TRIBUNE CO NEW                                            9,582             9,234
           800         TRW AUTOMOTIVE HLDGS CORP (b)                            18,216            20,696

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
         6,755         UNIVISION COMMUNICATIONS INC (b)               $        202,257           239,262
         3,227         URBAN OUTFITTERS INC (b)                                 61,562            74,318
         1,700         V F CORP                                                 87,065           139,536
        12,389         VIACOM INC NEW (b)                                      587,609           508,321
        45,250         WAL MART STORES INC (b)                               2,173,768         2,089,645
           100         WASHINGTON POST CO                                       74,901            74,560
        12,633         WENDYS INTL INC                                         323,241           418,026
         3,779         WHIRLPOOL CORP                                          172,356           313,733
           800         WILEY JOHN & SON                                         27,401            30,776
         1,000         WILLIAMS SONOMA INC                                      32,379            31,440
         5,989         WYNDHAM WORLDWIDE CORP (b)                               97,386           191,768
         2,141         XM SATELLITE RADIO HLDGS INC (b)                         30,710            30,937
         5,808         YUM BRANDS INC                                          154,802           341,510
         2,400         ZALE CORP NEW (b)                                        39,515            67,704
                                                                       ---------------    --------------
                                                                            21,669,262        35,507,097            12.18%
   Consumer staples:
        38,400         ALTRIA GROUP INC                                        984,571         3,295,488
        26,642         ANHEUSER BUSCH COS INC                                1,269,343         1,310,786
        13,500         ARCHER DANIELS MIDLAND CO                               294,994           431,460
         9,362         AVON PRODS INC                                          275,428           309,320
         1,800         BROWN FORMAN CORP                                        70,069           119,232
         6,200         CAMPBELL SOUP CO                                        168,826           241,118
        38,200         COCA COLA CO                                          1,180,718         1,843,150
         5,700         COCA COLA ENTERPRISES INC                               120,731           116,394
        18,590         COLGATE PALMOLIVE CO                                  1,052,590         1,212,812
         8,000         CONAGRA INC                                             182,521           216,000
         9,288         CONSTELLATION BRANDS INC (b)                            207,998           269,538
        18,000         CVS CORP                                                374,839           556,380
         2,900         DEAN FOODS CO NEW (b)                                    79,989           122,612
         5,773         DEL MONTE FOODS CO                                       57,723            63,676
         6,200         GENERAL MLS INC                                         277,056           357,120
         5,575         HEINZ H J CO                                            190,266           250,931
         2,200         HERSHEY CO / THE                                        111,290           109,560
         1,300         HORMEL FOODS CORP                                        29,432            48,542
         4,100         KELLOGG CO                                              179,871           205,246
         7,250         KIMBERLY CLARK CORP                                     420,840           492,638
         8,315         KRAFT FOODS INC                                         275,333           296,846
        14,400         KROGER CO                                               246,089           332,208
         1,867         LAUDER ESTEE COS INC                                     70,634            76,211
         4,100         LOEWS CORP                                              107,638           265,352
         1,600         MCCORMICK & CO INC                                       55,297            61,696
           900         MOLSON COORS BREWING CO                                  54,437            68,796
         1,000         NBTY INC (b)                                             21,300            41,570
         2,400         PEPSI BOTTLING GROUP INC                                 52,032            74,184
        33,726         PEPSICO INC                                           1,380,671         2,109,561
        70,939         PROCTER AND GAMBLE CO                                 1,762,318         4,559,250
         9,800         RITE AID CORP (b)                                        39,788            53,312
         8,419         SAFEWAY INC                                             166,288           290,961
         5,450         SARA LEE CORP                                            86,393            92,814
         1,300         SMITHFIELD FOODS INC (b)                                 35,157            33,358
           300         SMUCKER J M CO                                            4,313            14,541
         5,255         SUPERVALU INC                                           109,897           187,866
        11,900         SYSCO CORP                                              258,179           437,444
         9,527         TYSON FOODS INC (DEL)                                   111,286           156,719
         2,900         UST INC                                                  80,807           168,780
        27,350         WALGREEN CO                                             324,378         1,255,092
         2,400         WHOLE FOODS MKT INC                                      64,365           112,632
         6,213         WRIGLEY WM JR CO                                        215,561           321,336
                                                                       ---------------    --------------
                                                                            13,051,257        22,582,530             7.75%
   Energy:
         4,146         ANADARKO PETE CORP                                       93,285           180,434
         9,134         APACHE CORP                                             389,377           607,502
         6,740         BAKER HUGHES INC                                        389,247           503,208
         3,600         BJ SVCS CO                                               97,551           105,552

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
         8,588         BP PLC (d)                                     $        211,116           576,255
        16,686         CHESAPEAKE ENERGY CORP                                  404,571           484,728
        43,195         CHEVRON CORP                                          1,985,719         3,176,128
        34,543         CONOCOPHILLIPS                                        1,143,534         2,485,369
         6,823         DEVON ENERGY CORPORATION NEW                            223,151           457,687
        13,900         EL PASO CORP                                            103,337           212,392
         3,054         ENSCO INTL INC                                          112,586           152,883
         8,500         EOG RESOURCES INC                                        80,824           530,825
       118,333         EXXON MOBIL CORP                                      5,098,189         9,067,858
         3,621         GRANT PRIDECO INC (b)                                   158,501           144,007
        14,358         HALLIBURTON CO                                          282,706           445,816
         6,200         HELMERICH AND PAYNE INC                                  82,265           151,714
           305         HUGOTON RTY TR TX                                         9,016             7,503
         6,693         MARATHON OIL CORP                                       383,245           619,103
         2,400         MURPHY OIL CORP                                          32,055           122,040
         5,367         NATIONAL OILWELL VARCO INC (b)                          254,016           328,353
         5,142         NEWFIELD EXPL CO (b)                                    222,527           236,275
         5,800         NOBLE ENERGY INC (b)                                     74,136           284,606
        28,500         OCCIDENTAL PETE CORP                                    267,374         1,391,655
         3,200         PIONEER NAT RES CO                                       48,507           127,008
         2,905         QUICKSILVER RES INC (b)                                 119,305           106,294
         9,700         SCHLUMBERGER LTD                                        109,606           612,652
         2,200         SMITH INTL INC                                           38,951            90,354
         9,600         SUNOCO INC                                              108,241           598,656
         6,593         TRANSOCEAN INC (b)                                      105,613           533,308
        10,902         VALERO ENERGY CORP                                      223,003           557,746
         9,060         WILLIAMS COS INC                                        101,393           236,647
         6,258         XTO ENERGY INC                                           99,546           294,439
                                                                       ---------------    --------------
                                                                            13,052,493        25,428,998             8.72%
   Financials:
         9,550         AFLAC INC                                               299,320           439,300
         9,000         ALLIED CAP CORP NEW                                     196,349           294,120
         9,800         ALLSTATE CORP                                           429,333           638,078
         8,000         AMB PPTY CORP                                           264,402           468,880
         1,300         AMBAC FINL GROUP INC                                     91,536           115,791
        19,233         AMERICAN EXPRESS CO                                     718,730         1,166,866
         2,200         AMERICAN FINL RLTY TR                                    24,376            25,168
        48,685         AMERICAN INTL GROUP INC                               1,158,837         3,488,767
         8,200         AMERICREDIT CORP (b)                                    141,934           206,394
         7,391         AMERIPRISE FINL INC                                     288,205           402,810
         4,800         AON CORP                                                 95,152           169,632
         1,631         APARTMENT INVT & MGMT CO                                 55,426            91,369
         1,096         ARCHSTONE SMITH TR                                       38,818            63,798
         3,100         ASSOCIATED BANC CORP                                    105,586           108,128
        10,200         ASTORIA FINL CORP                                        96,415           307,632
        96,683         BANK AMER CORP                                        3,316,121         5,161,905
        21,519         BANK NEW YORK INC                                       648,205           847,203
         8,658         BB&T CORP                                               244,238           380,346
         1,100         BEAR STEARNS COS INC                                     56,969           179,058
           688         BOSTON PPTYS INC                                         65,527            76,973
         9,136         CAPITAL ONE FINL CORP                                   493,710           701,828
         2,200         CAPITALSOURCE INC                                        52,800            60,082
         2,100         CB RICHARD ELLIS GROUP INC (b)                           50,437            69,720
           700         CHICAGO MERCANTILE EXCHANGE                             233,488           356,825
         4,200         CHUBB CORP                                              129,882           222,222
         2,756         CINCINNATI FINL CORP                                    103,501           124,874
         2,300         CIT GROUP INC NEW                                        61,304           128,271
        98,959         CITIGROUP INC                                         2,416,693         5,512,016
        28,722         COLONIAL BANCGROUPINC                                   650,228           739,304
         3,200         COMERICA INC                                            171,938           187,776
         2,805         COMMERCE BANCORP INC N J                                 83,732            98,932
         5,200         CONSECO INC (b)                                          97,448           103,896
        18,354         COUNTRYWIDE FINL CORP                                   475,926           779,127
         3,276         CRESCENT REAL ESTATE EQUITIES                            55,314            64,701
        12,000         E TRADE FINL CORP (b)                                   125,906           269,040

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
         7,200         EQUITY OFFICE PPTYS TR                         $        215,012           346,824
         5,016         EQUITY RESIDENTIAL                                      159,472           254,562
         8,600         ERIE INDTY CO                                           446,989           498,628
        17,950         FEDERAL HOME LN MTG CORP                                 54,545         1,218,805
        19,854         FEDERAL NATL MTG ASSN                                 1,088,972         1,179,129
         3,981         FIDELITY NATIONAL FINANCIAL                              76,148            95,066
         4,742         FIDELITY NATL INFORMATION SVC                           173,614           190,107
        12,735         FIFTH THIRD BANCORP                                     486,336           521,244
         8,450         FIRST HORIZON NATL CORP                                 255,733           353,041
         1,200         FOREST CITY ENTERPRISES INC                              54,504            70,080
         9,745         FRANKLIN RES INC                                        179,015         1,073,607
         1,800         GALLAGHER ARTHUR J & CO                                  55,152            53,190
        17,400         GENERAL GROWTH PPTYS INC                                205,324           908,802
         4,000         GENWORTH FINL INC                                       120,777           136,840
         7,326         GOLDMAN SACHS GROUP INC                                 790,684         1,460,438
         4,700         HARTFORD FINANCIAL SVCS GRP                             259,891           438,557
        14,600         HEALTH CARE PPTY INVS INC                               244,506           537,572
         9,667         HOST HOTELS & RESORTS INC                               172,098           237,325
         7,200         HRPT PPTYS TR                                            67,324            88,920
         1,284         HSBC HLDGS PLC (d)                                       64,775           117,679
        11,600         HUNTINGTON BANCSHARES INC                               253,776           275,500
         4,822         INVESTMENT TECHNOLOGY GROUP (b)                         158,855           206,767
         5,944         INVESTORS FINL SERVICES CORP                            241,428           253,630
         4,000         ISTAR FINL INC                                           76,749           191,280
         4,400         JANUS CAP GROUP INC                                      64,273            94,996
        67,140         JPMORGAN CHASE & CO                                   1,973,129         3,242,862
        12,100         KEYCORP NEW                                             225,332           460,163
         3,301         KIMCO RLTY CORP                                         101,180           148,380
         2,252         LEGG MASON INC                                          225,146           214,053
         8,894         LEHMAN BROTHERS HLDGS INC                               308,197           694,799
         1,600         LEUCADIA NATL CORP                                       27,592            45,120
         6,948         LINCOLN NATL CORP IN                                    251,424           461,347
         6,300         LOEWS CORP                                               49,966           261,261
         1,060         M & T BK CORP                                            97,320           129,490
         5,600         MACK CA RLTY CORP                                       178,832           285,600
         9,482         MANULIFE FINL CORP                                      135,056           320,397
         9,276         MARSH & MCLENNAN COS INC                                257,563           284,402
         2,000         MARSHALL & ILSLEY CORP                                   51,520            96,220
         4,850         MBIA INC                                                254,638           354,341
         5,400         MELLON FINL CORP                                        171,240           227,610
        16,590         MERRILL LYNCH & CO INC                                  785,340         1,544,529
         8,000         METLIFE INC                                             318,745           472,080
         6,800         MGIC INVT CORP WIS                                      163,404           425,272
         4,300         MOODYS CORP                                             204,231           296,958
        19,560         MORGAN STANLEY                                          944,969         1,592,771
        16,290         NATIONAL CITY CORP                                      298,674           595,562
           800         NATIONWIDE FINL SVCS INC                                 25,928            43,360
         2,349         NEW YORK CMNTY BANCORP INC                               43,174            37,819
         3,802         NORTHERN TRUST CORP                                     184,623           230,743
        11,125         OLD REP INTL CORP                                       221,092           258,990
         7,392         PEOPLES BK BRIDGEPORT CONN                              218,430           329,831
           255         PIPER JAFFRAY COS (b)                                     7,794            16,613
         3,485         PLUM CREEK TIMBER CO INC                                 79,081           138,877
         1,344         PMI GROUP INC                                            56,424            63,396
         3,925         PNC FINL SVCS GROUP INC                                 179,373           290,607
           200         POPULAR INC                                               2,025             3,590
        20,600         PRICE T ROWE GROUP INC                                  137,008           901,662
         2,550         PRINCIPAL FINANCIAL GROUP                                69,037           149,685
        21,209         PROGRESSIVE CORP OHIO                                   420,576           513,682
         4,672         PROLOGIS                                                198,320           283,917
         8,500         PRUDENTIAL FINL INC                                     341,982           729,810
         2,991         PUBLIC STORAGE INC                                      238,179           291,623
         5,700         RADIAN GROUP INC                                        332,003           307,287
         1,125         RAYMOND JAMES FINANCIAL INC                              12,570            34,099
         7,487         REALOGY CORP (b)                                         92,042           227,006
         2,700         REALTY INCOME CORP                                       68,554            74,790

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
        12,390         REGIONS FINL CORP NEW                          $        340,140           463,386
           300         REINSURANCE GROUP AMER INC                               12,570            16,710
         1,100         SAFECO CORP                                              54,889            68,805
        25,700         SCHWAB CHARLES CORP                                     229,436           497,038
         5,126         SIMON PPTY GROUP INC NEW                                352,978           519,213
         4,500         SKY FINL GROUP INC                                      106,014           128,430
         7,350         SLM CORP                                                271,453           358,460
         7,245         SOVEREIGN BANCORP INC (b)                                91,649           183,951
         2,414         ST JOE CO                                               111,322           129,318
         5,010         STARWOOD HOTELS & RESORTS INC                           224,617           313,125
         4,950         STATE STREET CORPORATION                                254,544           333,828
         4,334         SUNTRUST BKS INC                                        279,900           366,006
         4,200         SYNOVUS FINL CORP                                       112,014           129,486
        23,200         TCF FINANCIAL CORP                                      200,798           636,144
         7,566         TD AMERITRADE HLDG CORP                                 121,495           122,418
         2,303         TD BANKNORTH INC                                         42,416            74,341
        13,588         THE ST PAUL TRAVELERS COS INC                           470,201           729,540
         4,300         THORNBURG MTG INC                                       127,446           108,059
         1,900         TORCHMARK INC                                            80,235           121,144
         1,104         TORONTO DOMINION BK ONT (d)                              44,108            66,096
           400         TRANSATLANTIC HLDGS INC                                  23,500            24,840
         4,000         UNITRIN INC                                             101,606           200,440
         5,600         UNUMPROVIDENT CORP                                       84,370           116,368
        33,285         US BANCORP DEL                                          783,214         1,204,584
         1,517         VALLEY NATL BANCORP                                      29,039            40,216
         2,245         VORNADO RLTY TR (b)                                     186,436           272,768
        38,160         WACHOVIA CORP 2ND NEW                                 1,565,256         2,173,212
        19,705         WASHINGTON MUT INC                                      351,733           896,380
        65,653         WELLS FARGO & CO NEW                                    737,750         2,334,621
        26,044         WESTERN UN CO                                            79,377           583,906
         7,225         XL CAPITAL LTD (b)                                       92,119           520,345
           500         ZIONS BANCORP                                            29,372            41,220
                                                                       ---------------    --------------
                                                                            37,047,446        65,708,423            22.54%
  Healthcare:
        33,268         ABBOTT LABS                                           1,274,159         1,620,484
        18,800         AETNA INC                                               151,653           811,784
         2,443         ALLERGAN INC                                            171,647           292,525
         3,400         AMERISOURCEBERGEN CORP                                   97,885           152,864
        25,150         AMGEN INC (b)                                           102,792         1,717,997
           600         AMYLIN PHARMACEUTICALS INC (b)                            9,606            21,642
         1,800         APPLERA CORP APPLIED BIOSYS                              37,429            66,042
         1,300         BARD C R INC                                             78,455           107,861
         7,800         BARR PHARMACEUTICALS INC (b)                            393,492           390,936
         2,100         BAUSCH & LOMB INC                                       103,026           109,326
        11,000         BAXTER INTL INC                                         220,992           510,290
         2,500         BECTON DICKINSON & CO                                   123,650           175,375
        20,837         BIOGEN IDEC INC (b)                                     584,369         1,024,972
         3,200         BIOMET INC (b)                                          120,878           132,064
        28,058         BOSTON SCIENTIFIC CORP (b)                              551,596           482,036
        39,900         BRISTOL MYERS SQUIBB CO                                 999,000         1,050,168
         7,335         CARDINAL HEALTH INC                                     408,005           472,594
        10,313         CAREMARK RX INC                                         297,382           588,975
         8,036         CELGENE CORP (b)                                        182,909           462,311
           900         CEPHALON INC (b)                                         55,152            63,369
         2,200         CIGNA CORP                                              107,215           289,454
           700         COVANCE INC (b)                                          31,465            41,237
         2,546         COVENTRY HEALTH CARE INC (b)                            100,005           127,427
        16,603         CYTYC CORP (b)                                          420,454           469,865
         2,125         DAVITA INC (b)                                           62,678           120,870
           180         EDWARDS LIFESCIENCES CORP (b)                             1,872             8,467
         2,500         EXPRESS SCRIPTS INC (b)                                 113,522           179,000
         7,676         FOREST LABS INC (b)                                     330,153           388,406
           100         GEN PROBE INC NEW (b)                                     5,058             5,237
         8,300         GENENTECH INC (b)                                       429,519           673,379
         5,200         GENZYME CORP (b)                                        283,372           320,216

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
         9,430         GILEAD SCIENCES INC (b)                        $        375,927           612,290
         3,152         GLAXOSMITHKLINE PLC (d)                                  76,079           166,300
         4,000         HEALTH MGMT ASSOC                                        76,501            84,440
         2,450         HEALTH NET INC (b)                                       64,669           119,217
         1,400         HILLENBRAND INDS INC                                     76,636            79,702
         2,005         HOSPIRA INC (b)                                          50,661            67,328
         3,900         HUMANA INC (b)                                           39,107           215,709
           100         IMCLONE SYS INC (b)                                       3,259             2,676
         2,100         IMS HEALTH INC                                           52,215            57,708
         2,500         INVITROGEN CORP (b)                                     164,832           141,475
        54,579         JOHNSON & JOHNSON                                     1,622,418         3,603,306
         1,931         KINETIC CONCEPTS INC (b)                                 71,019            76,371
         4,300         KING PHARMACEUTICALS INC (b)                             44,032            68,456
         3,400         LABORATORY CORP AMER HLDGS (b)                           99,252           249,798
        19,694         LILLY ELI & CO                                          843,679         1,026,057
         1,950         LINCARE HLDGS INC (b)                                    58,492            77,688
         1,300         MANOR CARE INC NEW                                       30,973            60,996
         4,700         MCKESSON CORP                                           159,643           238,290
         6,878         MEDCO HEALTH SOLUTIONS INC (b)                          264,556           367,560
         1,300         MEDICIS PHARMACEUTICAL CORP                              43,528            45,669
         4,599         MEDIMMUNE INC (b)                                       118,709           148,870
        27,050         MEDTRONIC INC                                           100,935         1,447,446
        37,686         MERCK & CO INC                                        1,203,924         1,643,110
           953         MILLIPORE CORP (b)                                       60,735            63,470
         4,700         MYLAN LABS INC                                           53,880            93,812
         1,500         NEKTAR THERAPEUTICS (b)                                  21,900            22,815
         2,700         OMNICARE INC                                             93,183           104,301
           800         PATTERSON COS INC (b)                                    27,744            28,408
         1,300         PDL BIOPHARMA INC (b)                                    20,144            26,182
       143,074         PFIZER INC                                            1,039,211         3,705,617
         1,400         PHARMACEUTICAL PROD DEV INC                              32,993            45,108
         2,050         QUEST DIAGNOSTICS INC                                    62,932           108,650
        28,903         SCHERING PLOUGH CORP                                    521,414           683,267
         3,200         SEPRACOR INC (b)                                        143,842           197,056
        12,600         SERVICE CORP INTL                                        90,438           129,150
         7,039         ST JUDE MED INC (b)                                     200,879           257,346
        15,650         STRYKER CORP                                             60,399           862,472
         2,157         TEVA PHARMACEUTICAL INDS LTD (d)                         40,824            67,040
         1,800         TRIAD HOSPS INC (b)                                      60,781            75,294
        27,090         UNITEDHEALTH GROUP INC                                  680,496         1,455,546
           700         UNIVERSAL HEALTH SVCS INC                                31,885            38,801
         5,800         VARIAN MED SYS INC (b)                                  213,788           275,906
         6,200         VCA ANTECH INC (b)                                      205,792           199,578
         2,175         WATSON PHARMACEUTICALS INC (b)                           50,706            56,615
        12,749         WELLPOINT INC (b)                                       580,688         1,003,219
        28,967         WYETH                                                 1,205,857         1,475,000
         3,374         ZIMMER HOLDINGS INC (b)                                 203,949           264,454
                                                                       ---------------    --------------
                                                                            19,194,897        34,716,739            11.91%
   Industrials:
        13,050         3M CO                                                   929,474         1,016,987
         1,725         ADESA INC                                                30,322            47,869
         2,750         ALLIED WASTE INDUSTRIES INC (b)                          16,321            33,798
         3,193         AMERICAN PWR CONVERSION CORP                             54,636            97,674
         3,500         AMERICAN STD COS INC DEL                                138,580           160,475
         6,932         AMR CORP DEL (b)                                        123,752           209,554
         1,700         ARAMARK CORP                                             47,836            56,865
         1,700         AVERY DENNISON CORP                                      90,518           115,481
         6,200         BLOCK H & R INC                                          58,017           142,848
        18,700         BOEING CO                                               442,349         1,661,308
         5,947         BURLINGTON NORTHN SANTA FE                              196,725           438,948
           300         CARLISLE COS INC                                         15,924            23,550
        13,104         CATERPILLAR INC                                         471,606           803,668
         4,000         CERIDIAN CORP NEW (b)                                    76,450           111,920
           500         CHECKFREE CORP NEW (b)                                   20,383            20,080
         3,263         CINTAS CORP                                             109,764           129,574

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
         2,100         CON WAY INC                                    $         20,609            92,484
        12,675         CRANE CO                                                213,729           464,412
        10,200         CSX CORP                                                107,400           351,186
           950         CUMMINS INC                                              53,831           112,271
         3,200         DANAHER CORP                                            122,770           231,808
         3,650         DEERE & CO                                              199,160           347,006
         1,000         DEVRY INC DEL                                            19,142            28,000
         3,893         DISCOVERY HLDG CO (b)                                    45,381            62,638
         2,875         DONALDSON CO INC                                        107,432            99,791
         4,300         DONNELLEY R R & SONS CO                                 131,760           152,822
         3,325         DOVER CORP                                              122,574           162,992
         9,500         DUN & BRADSTREET CORP DEL NEW (b)                       236,409           786,505
         3,000         EATON CORP                                              103,554           225,420
         6,000         EMDEON CORP (b)                                          58,236            74,340
        18,700         EMERSON ELEC CO                                         514,252           824,483
         1,397         ENERGIZER HLDGS INC (b)                                  87,823            99,173
         1,600         EXPEDITORS INTL WA INC                                   73,091            64,800
         1,400         FASTENAL CO                                              43,652            50,232
        11,275         FEDEX CORP                                              224,125         1,224,691
        10,550         FISERV INC (b)                                           95,145           553,031
         3,675         FLUOR CORP NEW                                           96,907           300,064
         1,400         GATX CORPORATION                                         24,276            60,662
         6,000         GENERAL DYNAMICS CORP                                   249,324           446,100
       215,200         GENERAL ELEC CO                                       4,987,009         8,007,592
         5,050         GENUINE PARTS CO                                        153,969           239,522
         3,700         GOODRICH CORP                                           111,298           168,535
         1,700         GRAINGER W W INC                                         74,317           118,898
           800         HARSCO CORP                                              28,236            60,880
        14,400         HONEYWELL INTL INC                                      366,044           651,456
         1,200         HUBBELL INC                                              44,766            54,252
         2,100         HUNT J B TRANS SVCS INC                                  40,530            43,617
         9,424         ILLINOIS TOOL WKS INC                                   366,074           435,295
           100         IRON MTN INC PA (b)                                       4,022             4,134
         2,800         ITT CORP NEW                                            116,998           159,096
         1,300         ITT EDL SVCS INC (b)                                     52,038            86,281
         2,734         JACOBS ENGR GROUP INC (b)                               167,658           222,930
           200         JOY GLOBAL INC                                           10,010             9,668
         1,800         L 3 COMMUNICATIONS HLDG CORP                             99,393           147,204
         1,000         LANDSTAR SYS INC                                         30,070            38,180
         5,600         LOCKHEED MARTIN CORP                                    167,741           515,592
         1,475         MANPOWER INC WIS                                         66,373           110,522
         8,188         MASCO CORP                                              175,878           244,576
         1,800         MONSTER WORLDWIDE INC (b)                                45,970            83,952
         6,860         NORFOLK SOUTHN CORP                                     164,461           344,989
         4,292         NORTHROP GRUMMAN CORP                                   197,337           290,568
         2,884         OSHKOSH TRUCK CORP                                      137,832           139,643
         6,793         PACCAR INC                                              173,041           440,866
         2,300         PALL CORP                                                58,256            79,465
         1,900         PARKER HANNIFIN CORP                                    123,853           146,072
         1,800         PENTAIR INC                                              64,233            56,520
         1,497         PHH CORP (b)                                             10,184            43,218
        10,200         PITNEY BOWES INC                                        328,150           471,138
         4,000         PRECISION CASTPARTS CORP                                 45,286           313,120
         6,700         RAYTHEON CO                                             200,320           353,760
         4,650         REPUBLIC SVCS INC                                       125,531           189,116
         4,400         REYNOLDS AMERN INC                                      123,818           288,068
         3,700         ROBERT HALF INTL INC                                    112,654           137,344
         7,250         ROCKWELL AUTOMATION INC                                 102,173           442,830
         2,714         ROCKWELL COLLINS INC                                     75,092           171,769
         6,100         SABRE HLDGS CORP                                        153,967           194,529
         4,100         SERVICE MASTER COMPANY                                   44,239            53,751
         2,400         SKYWEST INC                                              26,040            61,224
        15,775         SOUTHWEST AIRLS CO                                      223,545           241,673
         1,000         SPX CORP                                                 51,053            61,160
           200         STERICYCLE INC (b)                                        8,456            15,100
           700         SWIFT TRANSN INC (b)                                     16,331            18,389

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
           500         TELEFLEX INC                                   $         22,515            32,280
         1,500         TEREX CORP NEW (b)                                       71,771            96,870
         2,175         TEXTRON INC                                             118,864           203,950
        13,700         TYCO INTL LTD                                           132,068           416,480
         3,900         UNION PAC CORP                                          228,791           358,878
         8,600         UNITED PARCEL SVC INC                                   607,230           644,828
        23,250         UNITED TECHNOLOGIES CORP                              1,021,959         1,453,590
         4,140         USG CORP (b)                                            196,196           226,872
         8,650         WASTE MGMT INC DEL (b)                                  135,675           318,061
           600         WEIGHT WATCHERS INTL INC NEW (b)                         23,424            31,518
                                                                      ----------------    --------------
                                                                            18,005,976        31,625,328            10.85%
 Information technology:
         2,800         ACTIVISION INC NEW (b)                                    9,966            48,272
        15,624         ADOBE SYS INC (b)                                       374,459           642,459
        10,800         ADVANCED MICRO DEVICES INC (b)                          185,249           219,780
         1,100         AFFILIATED COMPUTER SVCS INC (b)                         55,291            53,724
         2,000         AGERE SYS INC (b)                                        30,820            38,340
         7,700         AGILENT TECHNOLOGIES INC (b)                            158,652           268,345
         9,042         AKAMAI TECHNOLOGIES INC (b)                             290,283           480,311
        12,609         ALCATEL LUCENT ADS (d)                                  209,595           179,300
         5,300         ALTERA CORP (b)                                          99,804           104,304
        11,100         ANALOG DEVICES INC                                       99,557           364,857
        17,271         ANDREW CORP (b)                                         209,577           176,682
        17,900         APPLE COMPUTER (b)                                      502,833         1,518,636
        28,400         APPLIED MATERIALS INC                                   415,207           523,980
           600         ARROW ELECTRS INC (b)                                    15,192            18,930
         7,500         ASML HOLDING N V (b) (d)                                 45,625           184,725
        10,586         AUTODESK INCORPORATED (b)                               390,987           428,310
         8,722         AUTOMATIC DATA PROCESSING INC                           327,384           429,559
         7,700         AVAYA INC (b)                                            79,422           107,646
         6,200         BEA SYS INC (b)                                          52,185            77,996
         3,350         BMC SOFTWARE INC (b)                                     58,044           107,870
         7,162         BROADCOM CORP (b)                                       136,592           231,404
         5,300         BROCADE COMMUNICATIONS SYS INC (b)                       27,300            43,513
        12,225         CA INC                                                  243,611           276,896
        11,200         CADENCE DESIGN SYS INC (b)                              184,491           200,592
       121,750         CISCO SYS INC (b)                                       374,322         3,327,428
         3,534         CITRIX SYS INC (b)                                       37,071            95,595
         2,400         COGNIZANT TECHNOLOGY SOLUTIONS (b)                       67,929           185,184
         2,722         COMPUTER SCIENCES CORP (b)                              109,475           145,273
         6,800         COMPUWARE CORP (b)                                       44,226            56,644
         2,200         COMVERSE TECHNOLOGY INC (b)                              37,400            46,442
        39,200         CORNING INC (b)                                         490,464           733,432
           500         CREE INC (b)                                             11,565             8,660
         2,400         CYPRESS SEMICONDUCTOR CORP (b)                           29,768            40,488
        54,377         DELL INC (b)                                          1,490,559         1,364,319
        14,700         DENDRITE INTL INC (b)                                    57,965           157,437
        20,400         EBAY INC (b)                                            225,884           613,428
         5,600         ELECTRONIC ARTS INC (b)                                 286,778           282,016
         8,000         ELECTRONIC DATA SYS CORP NEW                            178,953           220,400
        42,210         EMC CORP (b)                                            337,885           557,172
         3,700         EMULEX CORP (b)                                          49,943            72,187
           700         F5 NETWORKS INC (b)                                      32,375            51,947
           900         FAIR ISAAC CORPORATION                                   31,182            36,585
         1,900         FAIRCHILD SEMICONDUCTOR INTL (b)                         25,935            31,939
        26,044         FIRST DATA CORP                                          94,887           664,643
         4,567         GOOGLE INC (b)                                        1,554,489         2,103,012
         2,800         HARRIS CORP DEL                                          37,337           128,408
        56,327         HEWLETT PACKARD CO                                    1,052,419         2,320,109
         3,220         IAC INTERACTIVECORP (b)                                  80,489           119,655
         6,110         INTEGRATED DEVICE TECHNOLOGY (b)                         79,318            94,583
       127,400         INTEL CORP (b)                                          687,202         2,579,850
           900         INTERDIGITAL COMM CORP (b)                               15,021            30,195
        29,200         INTERNATIONAL BUSINESS MACHS (b)                      2,504,807         2,836,780
           700         INTERNATIONAL RECTIFIER CORP (b)                         29,995            26,971

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
         7,800         INTERSIL CORP                                  $        123,552           186,576
         5,000         INTUIT (b)                                              103,285           152,550
         5,600         JABIL CIRCUIT INC                                        94,248           137,480
        14,267         JUNIPER NETWORKS INC (b)                                289,096           270,217
         3,000         KLA TENCOR CORP                                         101,654           149,250
         3,000         LAM RESH CORP (b)                                        83,706           151,860
         1,800         LEXMARK INTL INC (b)                                     76,346           131,760
         5,400         LINEAR TECHNOLOGY CORP                                  176,013           163,728
         4,600         LSI LOGIC CORP (b)                                       43,516            41,400
        10,381         MAXIM INTEGRATED PRODS INC                              320,710           317,866
         2,900         MCAFEE INC (b)                                           65,012            82,302
        10,114         MEMC ELECTR MATLS INC (b)                               331,672           395,862
         5,400         MICROCHIP TECHNOLOGY INC                                101,340           176,580
        10,400         MICRON TECHNOLOGY INC (b)                                92,623           145,184
       165,450         MICROSOFT CORP                                        1,730,933         4,940,337
         2,600         MOLEX INC                                                81,930            82,238
        42,813         MOTOROLA INC                                            466,966           880,235
         5,600         NATIONAL SEMICONDUCTOR CORP                             101,536           127,120
           475         NAVTEQ CORP (b)                                          12,051            16,611
         2,000         NCR CORP NEW (b)                                         73,013            85,520
         5,600         NETWORK APPLIANCE INC (b)                               135,059           219,968
         5,200         NOVELL INC (b)                                           31,071            32,240
         2,400         NOVELLUS SYS INC (b)                                     60,000            82,608
        15,542         NVIDIA CORP (b)                                         276,885           575,209
        92,362         ORACLE CORP (b)                                         229,891         1,583,085
        19,297         PAYCHEX INC                                              54,298           763,003
         1,400         PERKINELMER INC                                          25,256            31,122
           300         PLANTRONICS INC NEW                                       9,672             6,360
         2,600         POLYCOM INC (b)                                          26,520            80,366
         3,200         QLOGIC CORP (b)                                          47,315            70,144
        29,750         QUALCOMM INC                                            658,867         1,124,253
         4,800         RAMBUS INC DEL (b)                                       84,382            90,864
         3,200         RED HAT INC (b)                                          41,904            73,600
         2,500         SANDISK CORP (b)                                         61,884           107,575
           777         SEAGATE TECHNOLOGY (b)                                    9,892            20,591
        17,200         SOLECTRON CORP (b)                                       63,102            55,384
        64,125         SUN MICROSYSTEMS INC (b)                                282,072           347,558
        21,819         SYMANTEC CORP (b)                                       187,612           454,926
           277         SYMBOL TECHNOLOGIES INC (b)                                 957             4,138
         1,600         SYNOPSYS INC (b)                                         26,568            42,768
         1,100         TEKTRONIX INC                                            20,167            32,087
         6,450         TELLABS INC (b)                                          37,637            66,177
        29,700         TEXAS INSTRS INC                                        624,785           855,360
         7,900         THERMO FISHER SCIENTIFIC INC (b)                        166,738           357,791
         4,400         UNISYS CORP (b)                                          27,676            34,496
           942         VERIGY LTD (b)                                            9,724            16,721
        10,900         VERISIGN INC (b)                                         60,947           262,145
         2,600         WATERS CORP (b)                                          60,997           127,322
         2,300         WESTERN DIGITAL CORP (b)                                 31,115            47,058
        14,250         XEROX CORP (b)                                          141,439           241,538
        13,050         XILINX INC                                               92,297           310,721
        25,240         YAHOO INC (b)                                           532,158           644,630
           200         ZEBRA TECHNOLOGIES CORP (b)                              10,256             6,958
                                                                      ----------------    --------------
                                                                            22,856,116        43,060,652            14.77%
   Materials:
         2,850         AIR PRODS & CHEMS INC                                   133,266           200,298
        17,000         ALCOA INC                                               468,229           510,170
         1,200         ALLEGHENY TECHNOLOGIES INC                               84,006           108,816
         6,200         ARCH COAL INC                                            55,785           186,186
         3,032         BALL CORP                                                70,662           132,195
         4,200         BEMIS CO INC                                             93,645           142,716
         3,384         CONSOL ENERGY INC                                       101,377           108,728
         3,000         CROWN HLDGS INC (b)                                      43,170            62,760
         3,537         CYTEC INDS INC                                          195,563           199,876
        19,250         DOW CHEM CO                                             687,985           768,845

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
        17,325         DU PONT E I DE NEMOURS & CO                    $        726,903           843,901
         1,911         EAGLE MATLS INC                                           1,727            82,613
         1,000         EASTMAN CHEM CO                                          32,854            59,310
         2,571         ECOLAB INC                                               91,667           116,209
         2,224         FLORIDA ROCK INDS INC                                    74,907            95,743
         6,800         FREEPORT MCMORAN COPPER & GOLD                          307,969           378,964
         1,100         HUNTSMAN CORP (b)                                        20,889            20,867
         9,131         INTERNATIONAL PAPER CO                                  320,093           311,367
        12,625         INTRNTNL FLAVRS & FRAGRNCS INC                          271,595           620,645
         1,600         LOUISIANA PAC CORP                                       39,240            34,448
           500         LUBRIZOL CORP                                            18,193            25,065
         8,050         LYONDELL CHEMICAL CO                                    102,700           205,839
           700         MARTIN MARIETTA MATLS INC                                27,965            72,737
         3,875         MEADWESTVACO CORP (b)                                    86,711           116,483
        11,616         MONSANTO CO NEW                                          51,490           610,188
         2,400         MOSAIC CO (b)                                            34,272            51,264
           131         NEENAH PAPER INC                                          4,149             4,627
         8,200         NEWMONT MNG CORP                                        132,185           370,230
         8,800         NUCOR CORP                                              154,139           481,008
        12,800         OM GROUP INC (b)                                         64,857           579,584
         3,750         OWENS ILL INC (b)                                        50,933            69,188
         1,100         PACKAGING CORP AMER                                      24,772            24,310
         2,450         PACTIV CORP (b)                                          22,665            87,441
         4,600         PEABODY ENERGY CORP                                     111,339           185,886
         4,400         PHELPS DODGE CORP                                        71,022           526,768
         3,086         PPG INDS INC                                            144,348           198,152
         4,350         PRAXAIR INC                                             129,744           258,086
         5,446         RAYONIER INC                                            117,391           223,558
         3,000         ROHM & HAAS CO                                          117,514           153,360
        11,000         RPM INTL INC                                            113,012           229,790
         1,200         SEALED AIR CORP NEW                                      58,956            77,904
           200         SIGMA ALDRICH                                            11,098            15,544
        18,200         SMURFIT STONE CONTAINER CORP (b)                        203,147           192,192
         5,200         SONOCO PRODS CO                                         127,607           197,912
         2,489         TEMPLE INLAND INC                                        82,284           114,569
         7,749         TITANIUM METALS CORP (b)                                206,666           228,673
         2,100         UNITED STS STL CORP NEW                                 133,602           153,594
         1,800         VULCAN MATLS CO                                          90,324           161,766
                                                                      ----------------    --------------
                                                                             6,314,618        10,600,373           3.64%
   Telecommunication services:
        14,108         ALLTEL CORP                                             762,938           853,252
         6,650         AMERICAN TOWER CORP (b)                                 114,210           247,912
        69,369         AT&T INC                                              1,724,881         2,479,942
        35,733         BELLSOUTH CORP                                        1,035,960         1,683,382
         7,450         CENTURYTEL INC                                          200,627           325,267
        11,525         CITIZENS COMMUNICATIONS CO                               88,166           165,614
         5,600         CROWN CASTLE INTL CORP (b)                              176,471           180,880
         2,992         EMBARQ CORP                                              70,313           157,260
         3,953         LIBERTY GLOBAL INC (b)                                   76,131           115,230
        36,800         QWEST COMMUNICATIONS INTL INC (b)                       178,042           308,016
        61,659         SPRINT NEXTEL CORP                                      717,313         1,164,739
         1,300         TELEPHONE & DATA SYS INC                                 26,702            70,629
         1,300         TELEPHONE & DATA SYS INC                                 26,702            64,480
         4,580         UNITED STATES CELLULAR CORP (b)                         197,008           318,722
        53,187         VERIZON COMMUNICATIONS                                1,804,299         1,980,684
        12,862         VODAFONE GROUP PLC NEW (b) (d)                          148,344           357,306
         6,524         WINDSTREAM CORP (b)                                      71,367            92,771
                                                                      ----------------    --------------
                                                                             7,419,472        10,566,085           3.62%
   Utilities:
        19,186         AES CORP (b)                                            265,922           422,859
           800         AGL RES INC                                              22,424            31,128
           308         ALLETE INC                                                8,794            14,334
         5,400         AMEREN CORP                                             209,724           290,142
         2,300         AMERICAN ELEC PWR INC                                    71,652            97,934

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                               Percent
                                                                                              Market              of
    Shares                             Security                              Cost           value (a)         net assets
-------------        -----------------------------------------------  ----------------    ---------------   ---------------
         6,188         AQUA AMER INC                                  $        147,443           140,963
         5,800         CENTERPOINT ENERGY INC                                   66,308            96,164
        16,100         CMS ENERGY CORP (b)                                     228,933           268,870
         1,400         CONSOLIDATED EDISON INC                                  61,145            67,298
         2,415         CONSTELLATION ENERGY GROUP INC                          120,112           166,321
         5,481         DOMINION RES INC VA NEW                                 379,225           459,527
         2,700         DTE ENERGY CO                                           103,060           130,707
        24,613         DUKE ENERGY HLDG CORP                                   523,563           817,398
         9,425         EDISON INTL                                             108,441           428,649
         9,400         ENTERGY CORP NEW                                        184,383           867,808
        18,032         EXELON CORP                                             904,866         1,116,000
         3,400         FIRSTENERGY CORP                                        134,307           205,020
        11,372         FPL GROUP INC                                           545,463           618,864
         7,000         GREAT PLAINS ENERGY INC                                 205,265           222,600
         3,300         KEYSPAN CORP                                             99,867           135,894
         1,600         NALCO HLDG CO (b)                                        28,832            32,736
         1,500         NATIONAL FUEL GAS CO N J                                 38,322            57,810
         6,900         NISOURCE INC                                            111,901           166,290
         2,400         OGE ENERGY CORP                                          43,344            96,000
         8,200         PEOPLES ENERGY CORP                                     334,284           365,474
         2,328         PEPCO HLDGS INC                                          54,672            60,551
         9,800         PG&E CORP                                               131,785           463,834
         2,100         PIEDMONT NAT GAS INC                                     50,582            56,175
         2,400         PINNACLE WEST CAP CORP                                   71,637           121,656
         6,387         PPL CORP                                                203,124           228,910
         2,150         PROGRESS ENERGY INC                                      65,685           105,522
         4,600         PUBLIC SVC ENTERPRISE GROUP                             276,822           305,348
         7,350         PUGET ENERGY INC                                        149,926           186,396
         2,900         QUESTAR CORP                                             66,188           240,845
         9,600         RELIANT ENERGY INC (b)                                  117,097           136,416
         2,000         SEMPRA ENERGY                                           103,728           112,080
         8,600         SOUTHERN CO                                             176,010           316,996
         3,600         SOUTHWESTERN ENERGY CO (b)                              107,060           126,180
         7,600         TECO ENERGY INC                                          90,842           130,948
        21,414         TXU CORP                                                194,353         1,160,853
         3,000         UGI CORP NEW                                             48,600            81,840
        18,475         WISCONSIN ENERGY CORP                                   356,233           876,824
        12,125         XCEL ENERGY INC                                         108,918           279,603
                                                                      ----------------    --------------
                                                                             7,320,842        12,307,767             4.22%
Rights/Warrants:
         4,286         LUCENT TECHNOLOGIES INC (b)                                   0             1,329
                                                                      ----------------    --------------
                                                                                     0             1,329             0.00%
Cash equivalents:
     2,904,800         SSGA MONEY MARKET FUND, CURRENT RATE 4.99%            2,904,800         2,904,800             1.00%
                                                                      ----------------    --------------      -----------
                                  Grand total (c)                     $    168,837,180       295,010,120           101.20%
                                                                      ================    ==============      ===========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently nonincome producing assets.

      (c) At December 31, 2006, the cost for federal income tax purposes was $168,837,180. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

            Gross unrealized appreciation                  $ 126,937,470
            Gross unrealized depreciation                       (764,530)
                                                           -------------
                       Net unrealized appreciation         $ 126,172,940
                                                           =============

      (d) Foreign security values are stated in U.S. dollars. As of December 31, 2006, the value of foreign securities represented 0.1% of net assets.

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

--------------------------------------------------------------------------------

                Clearwater Growth Fund Portfolio Diversification
                        (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                  12%
Consumer Staples                                         8%
Energy                                                   9%
Financials                                              22%
Healthcare                                              12%
Industrials                                             11%
Information Technology                                  15%
Materials                                                4%
Telecom                                                  4%
Utilities                                                4%

Cash equivalents and other assets/liabilities represent (1)% of net assets.

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                               December 31, 2006

                                                                                                                Percent
                                                                                                Fair              of
    Shares                                 Security                           Cost            value (a)       net assets
----------------      -------------------------------------------------  ----------------  ---------------   ------------
  Common stocks:

   Consumer discretionary:
         22,000          ACCO BRANDS CORP (b)                            $        428,155          582,340
         43,521          CACHE INC (b)                                            856,137        1,098,470
         89,470          CHARLOTTE RUSSE HLDG INC (b)                           1,508,905        2,751,203
        104,500          COMMERCIAL VEH GROUP INC (b)                           2,200,300        2,278,100
         20,300          GAMESTOP CORP NEW (b)                                    893,540        1,118,733
         10,900          GAYLORD ENTMT CO NEW (b)                                 430,214          555,137
         60,200          GENESCO INC (b)                                        1,736,959        2,245,460
         20,000          HANESBRANDS INC (b)                                      460,247          472,400
         17,000          IDEARC INC (b)                                           483,352          487,050
        114,050          NEW YORK & CO INC (b)                                  1,576,510        1,491,774
         12,900          ORIENT EXPRESS HOTELS LTD                                441,491          610,428
         53,150          OXFORD INDS INC                                        2,198,330        2,638,898
         31,128          RC2 CORP (b)                                             890,721        1,369,632
         31,650          RETAIL VENTURES INC (b)                                  487,494          602,616
         90,200          RUSH ENTERPRISES INC (b)                               1,139,465        1,423,356
         61,600          RUSH ENTERPRISES INC (b)                                 833,107        1,042,272
        161,500          STAGE STORES INC                                       3,646,171        4,907,985
         87,500          SYNTAX BRILLIAN CORP (b)                                 370,654          751,625
         27,850          TRIARC COS INC                                           431,138          605,459
         18,350          TUPPERWARE BRANDS CORP                                   393,382          414,894
         11,850          VAIL RESORTS INC (b)                                     430,566          531,117
         16,250          WABTEC                                                   431,366          493,675
         16,000          WYNDHAM WORLDWIDE CORP (b)                               465,512          512,320
                                                                         ----------------  ---------------
                                                                               22,733,716       28,984,943         11.42%
   Consumer staples:
         80,250          ELIZABETH ARDEN INC (b)                                1,492,717        1,528,763
         16,350          FLOWERS FOODS INC                                        454,333          441,287
         56,000          SALLY BEAUTY HLDGS INC                                   479,440          436,800
                                                                         ----------------  ---------------
                                                                                2,426,490        2,406,849          0.95%
   Energy:
        216,000          BOOTS & COOTS INTL WELL CTL (b)                          237,361          483,840
         12,450          CIMAREX ENERGY CO                                        496,824          454,425
         15,400          COMSTOCK RES INC (b)                                     455,117          478,324
         35,750          DENBURY RES INC (b)                                      282,202          993,493
          8,000          EXCO RES INC (b)                                         135,407          135,280
         28,500          FOREST OIL CORP (b)                                      630,283          931,380
         13,000          GMX RES INC (b)                                          365,497          461,500
         15,000          GOODRICH PETE CORP (b)                                   480,785          542,700
         36,500          GULF IS FABRICATION INC                                  920,326        1,346,850
        116,450          OIL STATES INTL INC (b)                                2,667,606        3,753,184
        151,100          PIONEER DRILLING CO (b)                                2,057,051        2,006,608
         11,000          PLAINS EXPL & PRODTN CO (b)                              489,982          522,830
         71,150          SUPERIOR ENERGY SVCS INC (b)                             923,545        2,325,182
         62,500          T.G.C. INDUSTRIES INC (b)                                725,049          525,000
         10,000          WHITING PETE CORP NEW (b)                                450,054          466,000
         28,500          WILLBROS GROUP INC (b)                                   484,446          538,650
                                                                         ----------------  ---------------
                                                                               11,801,536       15,965,245          6.29%
   Financials:
         50,000          AMERICAN EQUITY INVT LIFE                                544,009          651,500
        207,130          ANWORTH MTG ASSET CORP  1                              1,626,499        1,969,806
         24,500          BANCTRUST FINL GROUP INC                                 507,275          625,240
         28,000          BANKFINANCIAL CORP                                       479,878          498,680
         58,450          BANKUNITED FINL CORP                                   1,447,250        1,634,262
         43,000          BEVERLY HILLS BANCORP DE                                 420,765          356,470
         32,950          BOSTON PRIVATE FINL HLDGS INC                            822,061          929,520
         17,800          CITIZENS FIRST BANCORP INC                               431,440          547,172
         59,290          COMPUCREDIT CORP (b)                                   1,830,746        2,360,335
         22,250          CONSECO INC (b)                                          481,015          444,555
        355,550          EAGLE HOSPITALITY PPTYS TR INC                         3,020,364        3,263,949
         32,950          EASTERN INS HLDGS INC (b)                                431,677          479,752
        194,610          ENCORE CAP GROUP INC (b)                               2,923,556        2,452,086
         16,150          FIRST CMNTY BANCORP CALIF                                479,061          844,161
         19,000          GRAMERCY CAP CORP                                        400,494          586,910
         28,547          HOME FED BANCORP INC DEL                                 425,450          489,867
         43,089          IRWIN FINL CORP                                          922,092          975,104

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                               December 31, 2006

                                                                                                                Percent
                                                                                                Fair              of
    Shares                                 Security                           Cost            value (a)       net assets
----------------      -------------------------------------------------  ----------------  ---------------   ------------
         30,000          JEFFERSON BANCSHARES INC TENN                   $        394,500          390,600
         19,550          JEFFRIES GROUP INC NEW                                   501,853          524,331
         53,750          KOHLBERG CAP CORP (b)                                    827,383          929,875
        227,280          MFA MTG INVTS INC                                      1,708,874        1,747,783
         21,900          NATIONAL RETAIL PPTYS INC                                505,515          502,605
         19,500          NYMAGIC INC                                              499,688          713,700
         44,350          ONE LIBRTY PROPERTIES INC                                658,729        1,114,516
        150,950          PATRIOT CAP FDG INC                                    1,909,340        2,187,266
         31,650          PHOENIX COS INC NEW                                      432,240          502,919
         28,250          PROVIDENT BANKSHARES CORP                                838,266        1,005,700
         20,500          REINSURANCE GROUP AMER INC                               607,149        1,141,850
        146,704          SEABRIGHT INS HLDGS INC (b)                            2,232,909        2,642,139
         56,450          SOUTH FINL GROUP INC                                   1,498,610        1,501,006
         47,250          SOUTHERN CT BANCORP INC (b)                              382,861          337,838
         15,000          TIERONE CORP                                             505,530          474,150
         43,200          WASHINGTON FED INC                                     1,004,219        1,016,496
        119,150          IPC HOLDINGS LTD BERMUDA (d)                           3,317,677        3,747,268
                                                                         ----------------  ---------------
                                                                               35,018,975       39,589,407         15.60%
   Healthcare:
         34,700          AMERIGROUP CORP (b)                                      643,232        1,245,383
        205,250          ANGIOTECH PHARMACEUTICALS INC (b)                      2,839,590        1,686,129
         84,000          CARDIAC SCIENCE CORP NEW (b)                             780,044          677,880
        142,375          CENTENE CORP DEL (b)                                   2,241,859        3,498,154
        398,650          DRAXIS HEALTH INC (b)                                  1,734,810        1,925,480
         65,000          FIVE STAR QUALITY CARE INC (b)                           548,025          724,750
         20,500          GENTIVA HEALTH SVCS INC (b)                              296,801          390,730
        455,950          HEALTHTRONICS INC (b)                                  3,758,977        3,036,627
        803,050          HOOPER HOLMES INC                                      2,935,060        2,658,096
         60,150          KINDRED HEALTHCARE INC (b)                             1,596,296        1,518,788
         18,750          LIFECORE BIOMEDICAL INC (b)                              189,635          334,313
        145,921          MATRIXX INITIATIVES INC (b)                            2,275,445        2,324,522
        100,300          PERRIGO CO                                             1,415,846        1,735,190
        131,450          REHABCARE GROUP INC (b)                                2,461,943        1,952,033
        172,800          SALIX PHARMACEUTICALS LTD (b)                          2,837,477        2,102,976
        125,400          SCIELE PHARMA INC (b)                                  2,393,777        3,009,600
         52,000          SUNLINK HEALTH SYS INC (b)                               460,977          364,000
         16,923          SYNERGETICS USA INC (b)                                   70,392           73,954
         20,000          SYNERON MEDICAL LTD (b)                                  485,228          542,600
                                                                         ----------------  ---------------
                                                                               29,965,415       29,801,201         11.74%
   Industrials:
         20,750          ADESA INC                                                430,483          575,813
         22,900          ALAMO GROUP INC                                          437,833          537,234
         14,950          AMERICAN RAILCAR INDS INC                                433,165          508,898
         40,550          ARMOR HLDGS INC (b)                                    1,720,829        2,224,168
         45,850          BELDEN CDT INC                                         1,018,994        1,792,277
        175,350          BISYS GROUP INC (b)                                    2,376,828        2,263,769
         26,750          BRISTOW GROUP INC (b)                                    918,732          965,408
         11,000          BUCYRUS INTL INC NEW                                     533,193          569,360
         18,500          CHICAGO BRDG & IRON CO N V                               477,116          505,790
         22,250          COVANTA HLDG CORP (b)                                    429,012          490,390
        132,750          COVENANT TRANS INC (b)                                 1,991,178        1,513,350
         42,000          ENNIS INC                                                786,726        1,027,320
         13,850          ENPRO INDS INC (b)                                       429,513          459,959
          8,400          FLOWSERVE CORP (b)                                       428,469          423,948
         23,500          FOSTER L B CO (b)                                        542,920          608,885
         11,450          FOSTER WHEELER LTD (b)                                   470,472          631,353
        278,300          FRONTIER AIRLS HLDGS INC (b)                           2,554,019        2,059,420
         19,950          GENESEE & WYO INC (b)                                    502,922          523,488
        188,200          GRIFFON CORP (b)                                       3,871,468        4,799,100
         64,000          GSI GROUP INC (b)                                        611,522          620,160
         33,971          HARDINGE INC                                             375,380          511,603
         65,100          ICT GROUP INC (b)                                      1,525,444        2,056,509
         13,300          JOY GLOBAL INC                                           515,967          642,922
         16,550          KANSAS CITY SOUTHERN (b)                                 431,041          479,619
         53,050          LADISH COMPANY INC (b)                                 1,544,360        1,967,094
        116,350          LAMSON & SESSIONS CO (b)                               2,862,938        2,822,651
         85,350          MASTEC INC (b)                                         1,007,500          984,939
         10,100          MCDERMOTT INTL INC (b)                                   481,195          513,686

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                               December 31, 2006

                                                                                                                Percent
                                                                                                Fair              of
    Shares                                 Security                           Cost            value (a)       net assets
----------------      -------------------------------------------------  ----------------  ---------------   ------------
         89,800          MILLER INDS INC TENN (b)                        $      1,314,413        2,155,200
         31,500          MUELLER WTR PRODS INC                                    505,259          468,405
        408,800          NAVIOS MARITIME HOLDINGS INC                           2,319,571        2,195,256
        104,817          P A M TRANSN SVCS INC (b)                              2,007,305        2,308,070
         81,500          PACER INTL INC TN                                      1,655,218        2,426,255
        110,750          PERINI CORP (b)                                        1,661,263        3,408,885
         27,000          REGAL BELOIT CORP                                        877,634        1,417,770
         11,800          TEREX CORP NEW (b)                                       500,395          762,044
         10,650          THOMAS & BETTS CORP (b)                                  497,587          503,532
         15,000          TIMKEN CO                                                485,531          437,700
         16,300          WRIGHT EXPRESS CORP (b)                                  441,181          508,071
                                                                         ----------------  ---------------
                                                                               41,974,575       49,670,299         19.56%
   Information technology:
         63,350          ADC TELECOMMUNICATIONS INC (b)                           939,733          920,476
        188,310          ALADDIN KNOWLEDGE SYSTEM LTD (b)                       3,233,810        3,670,162
         33,100          ALTIRIS INC (b)                                          696,942          840,078
         50,000          ANADIGICS INC (b)                                        404,680          443,000
         26,350          ANALOGIC CORP                                          1,144,861        1,479,289
        145,700          ANDREW CORP (b)                                        1,580,502        1,490,511
         22,500          APPLIX INC (b)                                           142,405          255,375
        104,450          ARRIS GROUP INC (b)                                      805,164        1,306,670
         25,350          ATHEROS COMMUNICATIONS INC (b)                           424,785          540,462
         59,900          AVOCENT CORP (b)                                       1,906,401        2,027,615
         96,358          BROOKS AUTOMATION INC NEW (b)                          1,323,348        1,387,555
         56,500          CASCADE MICROTECH INC (b)                                740,734          740,150
         28,000          DIGI INTL INC (b)                                        308,422          386,120
         68,200          DSP GROUP INC (b)                                      1,419,676        1,479,940
         32,500          EMAGEON INC (b)                                          490,792          499,200
        189,600          ENTEGRIS INC (b)                                       1,897,498        2,051,472
         64,500          EPICOR SOFTWARE CORP (b)                                 802,358          871,395
         80,000          EXFO ELECTRO OPTICAL ENGR INC (b)                        445,737          449,600
         31,800          GERBER SCIENTIFIC INC (b)                                315,282          399,408
        158,959          INTEGRATED DEVICE TECHNOLOGY (b)                       1,726,129        2,460,685
         64,650          INTEVAC INC (b)                                        1,176,919        1,677,668
        381,400          LIONBRIDGE TECHNOLOGIES INC (b)                        2,456,221        2,456,216
         70,874          MICROTUNE INC DEL (b)                                    310,431          333,108
         40,000          MOLDFLOW CORP (b)                                        534,212          555,600
        104,350          MPS GROUP INC (b)                                        755,583        1,479,683
         64,550          NETGEAR INC (b)                                        1,102,098        1,694,438
         37,500          PACKETEER INC (b)                                        354,411          510,000
        190,300          QUOVADX INC (b)                                          301,873          536,646
         55,000          RADYNE COMSTREAM INC (b)                                 557,383          590,700
        135,990          RUDOLPH TECHNOLOGIES INC (b)                           2,149,503        2,164,961
         75,050          SAFENET INC (b)                                        1,453,641        1,796,697
        181,800          SEMITOOL INC (b)                                       1,793,116        2,419,758
         80,000          SILICON MOTION TECHNOLOGY CORP (b) (d)                 1,197,289        1,269,600
        455,050          SKYWORKS SOLUTIONS INC (b)                             2,385,181        3,221,754
         90,000          SYMMETRICOM INC (b)                                      768,739          802,800
        252,524          SYPRIS SOLUTIONS INC                                   2,640,214        1,755,042
        130,850          TRIDENT MICROSYSTEMS INC (b)                           2,248,201        2,378,853
         67,650          VIASAT INC (b)                                         1,243,258        2,016,647
        131,550          WEBSIDESTORY INC (b)                                   1,703,539        1,665,423
         25,000          ZYGO CORP (b)                                            324,588          411,250
                                                                         ----------------  ---------------
                                                                               46,205,659       53,436,004         21.04%
   Materials:
         37,300          AIRGAS INC                                             1,086,590        1,511,396
          8,550          ALLEGHENY TECHNOLOGIES INC                               515,336          775,314
         30,000          ALPHA NAT RES INC (b)                                    524,404          426,900
         69,350          AMERICAN VANGUARD CORP                                 1,100,789        1,102,665
         81,650          CASTLE A M   CO                                        2,236,213        2,077,993
         50,600          CENTURY ALUM CO (b)                                    1,810,837        2,259,290
         41,650          CLEVELAND CLIFFS INC                                   1,640,715        2,017,526
         72,400          COMMERCIAL METALS CO                                   1,043,652        1,867,920
         19,550          COMMERCIAL METALS CO                                     449,482          504,390
         76,100          COMPASS MINERALS INTL INC                              2,291,442        2,401,716
          9,650          DELTIC TIMBER CORP                                       458,357          538,277
         24,200          EAGLE MATLS INC                                          946,329        1,046,166
         13,300          FOUNDATION COAL HLDGS INC                                511,807          422,408

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                               December 31, 2006

                                                                                                                    Percent
                                                                                                    Fair              of
    Shares                                 Security                               Cost            value (a)       net assets
----------------      -------------------------------------------------      ----------------  ---------------   ------------
         29,800          NORTHWEST PIPE CO (b)                               $        652,535        1,001,876
         21,750          TEXAS INDS INC                                             1,185,696        1,397,003
         15,650          TEXAS INDS INC                                               870,890        1,005,200
         32,200          TITANIUM METALS CORP (b)                                     259,439          950,222
         33,800          UNIVERSAL STAINLESS & ALLOY PR (b)                           582,319        1,131,624
                                                                             ----------------  ---------------
                                                                                   18,166,831       22,437,885          8.84%
   Utilities:
         11,900          ALLEGHENY ENERGY INC (b)                                     500,010          546,329
         10,350          ALLETE INC                                                   478,553          481,689
         17,400          CLECO CORP NEW                                               430,052          439,002
         46,400          GREAT PLAINS ENERGY INC                                    1,158,407        1,475,520
        102,262          MDU RES GROUP INC                                          1,313,442        2,621,998
         45,500          ONEOK INC NEW                                                934,250        1,961,960
         41,000          PETROHAWK ENERGY CORP (b)                                    461,464          471,500
         17,500          PORTLAND GEN ELEC CO                                         488,955          476,875
        192,600          SEMCO ENERGY INC (b)                                       1,103,051        1,174,860
         18,050          WESTSTAR ENERGY INC                                          430,501          468,578
                                                                             ----------------  ---------------
                                                                                    7,298,685       10,118,311          3.99%
Rights/Warrants:
   Industrials:
        291,350          NAVIOS MARITIME HOLDINGS INC (b)                              29,160          326,312
                                                                             ----------------  ---------------
                                                                                       29,160          326,312          0.13%
Corporate Bonds:
   Healthcare:
         52,871          DEL GLOBAL TECHNOLOGIES CORP (b)(f)
                           MATURING MARCH 28, 2007, ZERO COUPON, 6.000% (e)            36,113           40,713
                                                                             ----------------  ---------------
                                                                                       36,113           40,713          0.02%
Cash equivalents:
     10,603,341          SSGA MONEY MARKET FUND, CURRENT RATE 4.99%                10,603,341       10,603,341          4.18%
                                                                             ----------------  ---------------   -----------
                                    Grand Total (c)                          $    226,260,495      263,380,508        103.76%
                                                                             ================  ===============   ===========

Notes to Investments in Securities

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) At December 31, 2006, the cost for Federal income tax purposes was $226,260,495. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation               $ 44,634,915
                Gross unrealized depreciation                 (7,514,902)
                                                            ------------
                        Net unrealized appreciation         $ 37,120,013
                                                            ============

      (d) Foreign security values are stated in U.S. dollars. As of December 31, 2006, the value of foreign securities represented 1.98% of net assets.

      (e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (f) This security is being fair-valued according to procedures adopted by the Board of Trustees.

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                               December 31, 2006

--------------------------------------------------------------------------------

              Clearwater Small Cap Fund Portfolio Diversification
                        (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                  11%
Consumer Staples                                         1%
Energy                                                   6%
Financials                                              16%
Healthcare                                              12%
Industrials                                             20%
Information Technology                                  21%
Materials                                                9%
Utilities                                                4%

Cash equivalents and other assets/liabilities represent less than 1% of net assets.

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                                        Percent
                                                         Maturity        Coupon                           Market           of
  Par/Shares                   Security                    date           rate           Cost            value (a)     net assets
-------------   ------------------------------------    -----------   ------------   -------------     ------------   ------------
                Closed-end funds:
        1,300    BLACKROCK INSD MUN 2008                                             $      20,579           20,189
       10,300    COLONIAL INSD MUN FD                                                      136,221          138,432
       54,600    DWS MUN INCOME TR                                                         595,762          604,968
        1,100    EATON VANCE INSD MI MUN BD FD                                              15,510           15,796
       42,000    MBIA CAP CLAYMORE MANAGED                                                 541,274          541,800
       42,000    NUVEEN FLA INVT QUALITY MUN FD                                            573,977          580,020
       63,600    NUVEEN FLA QUALITY INCOME MUN                                             877,066          880,224
       12,000    NUVEEN PREMIER INC                                                        164,327          166,200
       79,900    SELIGMAN SELECT MUN FD INC                                                799,499          809,387
        6,300    VAN KAMPEN MERITT MUN OPPORT                                               94,949           96,831
        8,000    VAN KAMPEN MERRITT ADVANTAGE                                              106,434          108,800
          100    VAN KAMPEN MERRITT TR INVT                                                  1,441            1,542
       35,100    VAN KAMPEN MERRITT TR INVT                                                525,717          528,255
                                                                                     -------------     ------------
                                                                                         4,452,756        4,492,444          1.58%

                Municipal bonds:
      950,000    ABILENE TX HLTH FACS DEV CORP           11/15/2028         5.2500   $     950,047          951,121
      500,000    AGUA CAIENTE BAND                         7/1/2008         4.6000         502,480          502,930
      200,000    ALABAMA SPL CARE FACS FING               11/1/2019         5.0000         210,738          207,532
    1,250,000    ALABAMA ST UNIV REV                       8/1/2028         5.2500       1,303,686        1,364,538
      995,000    ALASKA ST HSG FIN CORP  ( c )            12/1/2017         6.2390         510,295          526,385
      300,000    ALBANY NY INDL DEV AGY CIVIC              5/1/2016         6.5000         300,000          304,683
      500,000    ALEXANDRIA VA REDEV & HSG AUTH           10/1/2029         6.1250         529,380          525,640
      400,000    ALLEGHENY CNTY PA HOSP DEV                4/1/2007         3.1000         399,652          398,920
      300,000    ALLEGHENY CNTY PA HOSP DEV                4/1/2008         3.3000         298,367          296,694
      340,000    ALLEGHENY CNTY PA HOSP DEV                4/1/2009         3.5000         336,382          334,733
      350,000    ALLEGHENY CNTY PA HOSP DEV                4/1/2010         3.8750         344,499          346,084
      500,000    ARBOR GREENE CMNTY DEV DIST FL            5/1/2019         5.0000         510,605          526,595
      500,000    ARIZONA HEALTH FACS AUTH                 10/1/2010         4.7500         500,000          499,760
      800,000    ARIZONA HEALTH FACS AUTH REV            11/15/2009         6.5000         800,000          830,520
    1,750,000    ARLINGTON TX SPL OBLIG                   8/15/2034         5.0000       1,884,721        1,842,593
      600,000    ATLANTA GA DEV AUTH REV                   1/1/2031         5.0000         614,751          616,932
      900,000    ATLANTA GA TAX ALLOCATION                 1/1/2020         5.4000         893,872          930,672
      375,000    AUSTIN TX                                 1/1/2009         6.0000         384,633          384,045
    1,005,000    AUSTIN TX CONV ENTERPRISES                1/1/2023         6.0000       1,058,174        1,090,124
       15,000    AUSTIN TX CONVENTION ENTERPRIS            1/1/2016         6.3750          14,805           16,298
       50,000    AUSTIN TX UTIL SYS REV                   5/15/2018         5.2500          50,126           50,059
      500,000    AUSTIN TX WTR & WASTEWATER SYS           5/15/2027         5.1250         517,111          522,770
      400,000    AVE MARIA STEWARDSHIP CMNTY              11/1/2012         4.8000         399,502          399,188
      735,000    BADGER TOB ASSET SECURITIZATIO            6/1/2017         6.0000         766,681          790,787
      290,000    BADGER TOB ASSET SECURITIZATIO            6/1/2027         6.1250         291,966          313,307
       50,000    BAY AREA GOVT ASSOC CA REV              12/15/2014         6.0000          51,558           50,545
      570,000    BEDFORD PARK IL TAX INCREMENT             1/1/2012         4.6250         567,487          566,609
      500,000    BELMONT CMNTY DEV DIST FL                11/1/2014         5.1250         499,178          506,405
      155,000    BENTON HARBOR MI CHARTER                  5/1/2009        10.0000         155,000          154,374
      500,000    BERKELEY CNTY S C SCH DIST INS           12/1/2019         5.2500         523,066          527,395
      750,000    BERKELEY CNTY SC SCH DIST                12/1/2020         5.0000         761,217          789,848
      550,000    BEVERLY HILLS CA PUB FIN AUTH             6/1/2023         5.0000         553,969          562,293
    1,250,000    BEXAR CNTY TX HLTH FACS DEVCP           11/15/2023         6.1000       1,306,440        1,318,950
      300,000    BEXAR CNTY TX HLTH FACS DEVCP             7/1/2027         5.0000         310,635          309,783
      250,000    BEXAR CNTY TX HSG FIN CORP               12/1/2021         6.5000         270,692          269,468
      515,000    BEXAR CNTY TX HSG FIN CORP MF            9/15/2021         8.7500         515,000          541,868
      840,000    BEXAR CNTY TX HSG FIN CORP MF             4/1/2030         9.0000         837,566          824,964
      610,000    BEXAR CNTY TX HSG FIN CORP MF             8/1/2030         8.1250         587,584          619,187
    1,020,000    BEXAR CNTY TX HSG FIN CORP MF             6/1/2031        10.5000       1,020,000        1,016,705
    1,025,000    BEXAR CNTY TX HSG FIN CORP MF            12/1/2036         9.2500         999,572        1,066,923
      665,000    BEXAR CNTY TX REV                        8/15/2022         5.7500         703,889          701,030
      500,000    BIRMINGHAM SOUTHERN COLLEGE AL           12/1/2019         5.3500         505,874          504,770
      140,000    BIRMINGHAM SOUTHERN COLLEGE AL           12/1/2025         6.1250         142,983          142,485
      250,000    BLUE ASH OH TAX INCREMENT                12/1/2021         5.0000         253,590          255,060
      500,000    BOONE CNTY IND REDEV DIST TAX             8/1/2023         5.3750         506,531          534,825
      750,000    BOONE CNTY IND REDEV DIST TAX             8/1/2028         5.0000         740,220          775,665
      750,000    BRAZOS CNTY TX HEALTH FAC DEV             1/1/2032         5.3750         773,380          791,820
      650,000    BREMER CNTY IA RETIREMENT FAC           11/15/2030         4.5000         650,000          649,565
      550,000    BRIDGEVILLE DEL SPL OBLIG                 7/1/2035         5.1250         550,000          556,996
      250,000    BROADVIEW IL TAX INCREMENT                7/1/2007         5.0000         250,667          250,798
      125,000    BROWNSVILLE TX  ( c )                    2/15/2011         4.8870         101,431           96,409
      165,000    BULLHEAD CITY AZ SPL ASSMT                1/1/2010         6.1000         165,876          166,610
      200,000    CALEXICO CA CMNTY REDEV AGY               8/1/2026         5.3750         208,115          210,056

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                                        Percent
                                                         Maturity        Coupon                           Market           of
  Par/Shares                   Security                    date           rate           Cost            value (a)     net assets
-------------   ------------------------------------    -----------   ------------   -------------     ------------   ------------
      100,000    CALIFORNIA CMNTYS HSG FIN AGY             8/1/2011         5.0000   $      99,651          100,307
      405,000    CALIFORNIA CMNTYS HSG FIN AGY            10/1/2011         5.0000         404,269          406,284
      290,000    CALIFORNIA CMNTYS HSG FIN AGY            12/1/2011         5.0000         289,461          290,948
      160,000    CALIFORNIA CMNTYS HSG FIN AGY             8/1/2012         4.6500         159,343          160,590
      360,000    CALIFORNIA CMNTYS HSG FIN AGY            11/1/2012         4.8500         358,472          361,372
      195,000    CALIFORNIA CNTY                           6/1/2023         5.6250         186,248          197,239
      500,000    CALIFORNIA CNTY CALIF TOB                 6/1/2019         4.7500         482,911          503,615
      500,000    CALIFORNIA HEALTH FACS FING               4/1/2010         5.3000         516,391          517,695
      500,000    CALIFORNIA HEALTH FACS FING               8/1/2027         5.1250         521,072          513,465
      500,000    CALIFORNIA MUN FIN AUTH ED REV            6/1/2026         5.2500         508,762          524,410
       40,000    CALIFORNIA ST                            10/1/2020         5.2500          41,136           40,353
      500,000    CALIFORNIA ST DEPT WTR RES                7/1/2022         5.2500         505,399          516,500
      275,000    CALIFORNIA ST DEPT WTR RES               12/1/2022         5.0000         277,190          280,459
      120,000    CALIFORNIA ST DEPT WTR RES CEN           12/1/2027         5.3750         125,556          121,946
      375,000    CALIFORNIA ST PUB WKS LEASE               6/1/2021         5.5000         382,644          375,334
      350,000    CALIFORNIA ST PUB WKS LEASE               6/1/2023         5.0000         351,214          350,179
      200,000    CALIFORNIA STATEWIDE CMNTYS               1/1/2012         5.6250         200,000          200,124
      750,000    CALIFORNIA STATEWIDE CMNTYS               3/1/2035         5.0000         757,630          776,033
      500,000    CAMERON TX ED CORP REV                   8/15/2021         5.0000         495,379          519,530
      500,000    CAPE GIRARDEAU CNTY MO INDL               6/1/2032         5.7500         519,463          526,930
      750,000    CAPITAL TR AGY FL MULTIFAMILY             6/1/2038         5.8750         763,832          770,753
      500,000    CAPITAL TR AGY FL REV                    10/1/2033         8.9500         500,000          614,495
      500,000    CAPITAL TR AGY FLA MULTIFAMILY            6/1/2013         4.7500         500,000          488,495
    1,470,015    CARLSBAD NM INDL DEV REV                 4/15/2021         5.7500       1,517,319        1,560,656
      210,000    CARSON CITY NV HOSP REV                   9/1/2031         5.7500         219,094          222,058
      330,000    CARTHAGE MO HOSP REV                      4/1/2007         4.0000         330,000          329,934
      750,000    CARTHAGE MO HOSP REV                      4/1/2010         4.5000         735,554          737,550
    1,130,000    CENTRAL FALLS RI DETENTION FAC           1/15/2009         6.0000       1,130,000        1,140,419
      165,000    CHARLESTON CNTY SC HOSP FACS             10/1/2019         5.5000         170,773          165,018
      400,000    CHARTIERS VALLEY PA INDL                 8/15/2012         5.0000         397,080          405,256
      500,000    CHATHAM CNTY GA HOSP AUTH REV             1/1/2034         5.5000         521,747          533,315
      500,000    CHEROKEE NATION OK HLTHCARE              12/1/2021         4.6000         500,000          500,020
      250,000    CHESTERFIELD CNTY VA INDL DEV             6/1/2017         5.8750         257,264          269,715
      450,000    CHESTERFIELD CNTY VA INDL DEV             7/1/2019         5.2000         410,498          465,341
      330,000    CHICAGO IL                                1/1/2025         5.1250         339,462          333,604
      750,000    CHICAGO IL BRD ED                        12/1/2030         5.2500         780,948          773,880
       40,000    CHICAGO IL MET HSG DEV CORP               7/1/2022         6.8500          41,312           41,040
    1,000,000    CHICAGO IL TAX INCREMENT                 12/1/2008         6.5000         988,951        1,036,110
      500,000    CITIZEN POTAWATOMI NATION OK              9/1/2016         6.5000         500,000          531,290
      500,000    CLEVELAND CUYAHOGA CNTY OH               5/15/2023         5.2500         500,000          514,900
      275,000    COLORADO EDL & CULTURAL FACS             6/15/2012         4.6250         270,459          267,432
      400,000    COLORADO EDL & CULTURAL FACS A           11/1/2007         4.5000         402,338          399,960
      295,000    COLORADO HEALTH FACS AUTH REV            12/1/2008         4.4000         293,391          296,643
      225,000    COLORADO HEALTH FACS AUTH REV            12/1/2010         6.2500         227,093          237,029
      350,000    COLORADO HEALTH FACS AUTH REV            12/1/2010         6.2500         353,256          369,299
    1,000,000    COLORADO HEALTH FACS AUTH REV            9/15/2023         5.7000       1,032,925        1,046,690
      500,000    COLORADO HEALTH FACS AUTH REV             3/1/2025         5.0000         495,329          516,905
      750,000    COLORADO HEALTH FACS AUTH REV           11/15/2029         5.1250         782,400          790,380
      295,000    CONCORDE ESTATES CMNTY DEV DIS            5/1/2011         5.0000         293,855          294,923
      250,000    CONNECTICUT ST                            7/1/2025         5.0000         254,977          263,723
      590,000    CONNECTICUT ST DEV AUTH POLLTN            9/1/2028         5.8500         622,095          620,544
    1,250,000    CONNECTICUT ST DEV AUTH POLLTN            9/1/2028         5.8500       1,325,400        1,314,713
      350,000    COOLIDGE AZ UNI SCH DIST                 10/1/2010         4.1500         348,794          346,682
      250,000    CORALVILLE IA                             6/1/2018         5.0000         247,842          261,323
      645,000    CORTLAND IL SPL TAX REV                   3/1/2017         5.5000         638,841          653,017
      500,000    COW CREEK BAND UMPQUA TRIBE               5/1/2035         5.0000         500,000          500,780
    1,070,000    CROW FIN AUTH MINN TRIBAL PUR            10/1/2017         5.6500       1,013,948        1,106,615
      400,000    DADE CNTY FL HLTH FAC HOSP REV           5/15/2021         5.2500         405,381          400,412
      490,000    DALLAS TX HSG FIN CORP                  10/20/2032         6.7500         505,900          524,530
      750,000    DAYTON OH SPL FACS REV                    2/1/2018         5.6250         800,023          778,140
      300,000    DECATUR TX HOSP AUTH HOSP REV             9/1/2007         4.1250         300,000          298,191
      215,000    DELAWARE CNTY PA AUTH HOSP REV          12/15/2020         5.3000         222,478          215,114
      750,000    DENVER CO CONVENTION CTR                 12/1/2026         5.1250         784,977          808,350
      500,000    DENVER COLO CONVENTION CTR               12/1/2030         5.0000         513,369          532,560
      155,000    DESLOGE MO TAX INCREMENT REV             4/15/2007         4.0000         155,054          154,688
      585,000    DETROIT CMNTY HIGH SCH MI                11/1/2010         5.0000         585,000          575,652
      500,000    DETROIT LAKES MN HSG & HEALTH             8/1/2034         4.2500         500,000          501,380
    1,250,000    DIRECTOR ST NV DEPT BUSINESS            11/15/2014         6.0000       1,234,514        1,259,950
       55,000    DOUBLE BRANCH CMNTY DEV DIST              5/1/2008         5.1250          54,940           55,036


                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                                        Percent
                                                         Maturity        Coupon                           Market           of
  Par/Shares                   Security                    date           rate           Cost            value (a)     net assets
-------------   ------------------------------------    -----------   ------------   -------------     ------------   ------------
      500,000    DURBIN CROSSING CMNTY DEV                11/1/2010         4.8750   $     499,508          497,205
      300,000    E470 PUB HWY AUTH CO REV                  9/1/2026         5.0000         304,725          304,914
      305,000    EAGLE MOUNTAIN UT SPL ASSMT               2/1/2007         8.0000         305,000          306,003
    1,000,000    EAST POINT GA                             2/1/2026         8.0000       1,143,140        1,142,810
      800,000    EDEN PRAIRIE MN MLT FAM HSG              2/20/2043         6.2000         875,234          868,024
      440,000    EL PASO CNTY TEX HSG FIN CORP            12/1/2015         7.0000         440,000          440,022
      400,000    EL PASO TX HEALTH FACS DEV               8/15/2012         7.0000         400,000          430,412
      500,000    ERIE CNTY OH HOSP FACS REV               8/15/2013         6.0000         540,574          550,045
      500,000    ERNEST N MORIAL NEW ORLEANS LA           7/15/2028         5.2500         512,970          534,625
      500,000    ESTHERVILLE IA HOSP REV                   7/1/2020         6.3000         510,249          536,005
      170,000    FARMINGTON NM POLLUTN CTL REV             4/1/2022         5.8000         173,701          170,071
      750,000    FARMS NEW KENT VA                         3/1/2036         5.1250         750,000          757,643
      615,000    FIDDLERS CREEK CMNTY DEV DIST             5/1/2013         5.7500         610,950          642,294
       15,000    FISHAWK CMNTY DEV DIST II                11/1/2007         5.0000          14,988           15,007
      700,000    FLORIDA HSG FIN CORP REV                 10/1/2030         5.7500         734,968          735,735
      350,000    FLORIDA ST DIV BD FIN DEPT                7/1/2011         5.0000         365,620          355,835
    1,335,000    FOREST CREEK CMNTY DEV DIST               5/1/2011         4.8500       1,333,664        1,331,556
      500,000    FREEDOME WI SAN DIST                      6/1/2011         4.9000         502,476          504,310
      250,000    FULCO GA HOSP AUTH ANTIC CTFS           11/15/2028         5.0000         260,345          258,070
      300,000    FULTON CNTY PA INDL DEV AUTH              7/1/2009         5.3000         299,562          299,685
      330,000    FULTON CNTY PA INDL DEV AUTH              7/1/2011         5.3750         329,127          330,455
      325,000    GALVESTON CNTY TX HEALTH FACS            11/1/2014         5.0000         332,174          329,817
      500,000    GARDEN GROVE CA CTFS PARTN                8/1/2023         5.7000         513,755          500,860
      750,000    GARZA CNTY TX PUB FAC CORP               10/1/2011         5.0000         753,880          762,308
      500,000    GARZA CNTY TX PUB FAC CORP               10/1/2016         5.5000         514,203          531,580
      220,000    GATEWAY SVCS CMNTY DEV DIST FL            5/1/2010         5.5000         219,003          220,933
       20,000    GEORGIA MUN ELEC AUTH PWR REV ( c )       1/1/2012         4.7430          15,542           14,856
      280,000    GEORGIA MUN ELEC AUTH PWR REV ( c )       1/1/2012         5.5570         211,472          203,885
    1,750,000    GOLDEN ST TOB SECURITIZATION              6/1/2019         5.0000       1,819,577        1,801,170
    1,000,000    GOLDEN ST TOB SECURITIZATION ( c )        6/1/2022         1.2940         819,587          875,490
      500,000    GREENVILLE CNTY S C SCH DIST             12/1/2028         5.0000         519,289          528,220
      585,000    GROVE CITY PA AREA HOSP AUTH              7/1/2012         5.2500         584,304          586,503
    1,000,000    HARRIS CNTY TX                           8/15/2035         5.2500       1,046,825        1,045,210
      300,000    HARRISBURG PA AUTH UNIV REV               9/1/2016         5.4000         300,000          303,243
    1,000,000    HARTLAND MI CONS SCH DIST                 5/1/2029         5.1250       1,023,630        1,040,230
      500,000    HAWAII ST DEPT BUDGET & FIN             11/15/2009         6.7500         500,000          521,975
      315,000    HAYWARD CA CTFS PARTN                     8/1/2026         5.2500         323,120          318,487
      360,000    HEALTH CARE AUTH FOR BAPTIST H          11/15/2018         5.0000         373,300          375,743
    1,500,000    HENDERSON NV LOC IMPT DISTS               9/1/2010         4.5000       1,500,000        1,503,180
      250,000    HENRICO CNTY VA ECONOMIC DEV             10/1/2027         5.0000         255,821          257,673
      345,000    HERITAGE ISLE AT VIERA CMNTY             11/1/2009         5.0000         344,747          345,121
      500,000    HERITAGE ISLE AT VIERA CMNTY             11/1/2013         5.0000         498,763          496,880
      750,000    HIGHLANDS CNTY FL HEALTH FACS           11/15/2036         5.2500         769,186          799,658
    1,000,000    HIGHLANDS CNTY FL HEALTH REV            11/15/2030         5.0000       1,026,357        1,038,070
      775,000    HIGHLANDS CNTY FLA HEALTH FACS          11/15/2027         5.0000         791,086          806,233
      500,000    HIMALAYA WTR & SANTN DIST CO             12/1/2035         5.0000         513,783          519,865
      850,000    HOUSTON TX HLTH FACS DEV CORP            2/15/2023         7.0000         850,000          952,995
      250,000    HOUSTON TX HLTH FACS DEV CORP            2/15/2034         4.7500         250,000          250,073
      350,000    HOUSTON TX HLTH FACS DEV CORP            2/15/2034         5.0000         350,000          350,098
      750,000    HUNTSVILLE AL HEALTH CARE AUTH            6/1/2022         5.6250         788,049          806,738
      750,000    HUNTSVILLE AL HEALTH CARE AUTH            6/1/2032         5.7500         791,596          809,573
      120,000    IDAHO HEALTH FACS AUTH HOSP               8/1/2009         5.7500         120,684          122,417
      110,000    IDAHO HEALTH FACS AUTH HOSP               8/1/2010         6.0000         110,665          112,805
      245,000    IDAHO HSG & FIN ASSN                      8/1/2017         6.2500         245,000          246,485
      310,000    IDAHO HSG & FIN ASSN NON PROFI            8/1/2010         5.7500         310,000          311,225
    1,930,000    ILLINOIS DEV FIN AUTH POLLUTN             3/1/2014         5.5000       1,987,579        1,948,239
      170,000    ILLINOIS DEV FIN AUTH POLLUTN             2/1/2024         5.7000         174,506          172,322
    2,500,000    ILLINOIS DEV FIN AUTH POLLUTN            8/15/2026         5.9500       2,577,913        2,543,275
      250,000    ILLINOIS DEV FIN AUTH REV                 7/1/2009         5.9000         253,394          254,520
    3,010,000    ILLINOIS DEV FIN AUTH REV                 7/1/2019         6.0500       3,091,894        3,064,902
      250,000    ILLINOIS DEV FIN AUTH REV                5/15/2021         5.5000         260,353          257,403
      750,000    ILLINOIS EDL FACS AUTH                    7/1/2038         5.1250         765,971          770,490
      500,000    ILLINOIS FIN AUTH REV                    5/15/2012         5.1000         497,665          502,375
      650,000    ILLINOIS FIN AUTH REV                    5/15/2015         5.2500         660,986          662,890
      500,000    ILLINOIS FIN AUTH REV                   11/15/2016         5.0000         515,722          515,630
      375,000    ILLINOIS FIN AUTH REV                     4/1/2026         5.0000         382,229          392,655
      610,000    ILLINOIS FIN AUTH REV                    8/15/2026         6.0000         626,156          646,551
      750,000    ILLINOIS FIN AUTH REV                   11/15/2035         5.0000         750,000          750,428
      675,000    ILLINOIS FIN AUTH REV                     2/1/2037         5.2500         683,870          711,018

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                                        Percent
                                                         Maturity        Coupon                           Market           of
  Par/Shares                   Security                    date           rate           Cost            value (a)     net assets
-------------   ------------------------------------    -----------   ------------   -------------     ------------   ------------
      500,000    ILLINOIS FIN AUTH REV                    2/15/2038         5.8750   $     506,323          526,845
      500,000    ILLINOIS FIN AUTH REV                    2/15/2038         5.4000         500,000          501,210
      250,000    ILLINOIS FIN AUTH REV                    5/15/2038         5.7500         257,501          261,005
      375,000    ILLINOIS FIN AUTH SPORTS FAC             12/1/2035         7.0000         369,248          385,245
      500,000    ILLINOIS FIN AUTH STUDENT HSG             6/1/2007         5.0000         503,783          501,615
      500,000    ILLINOIS FN AUTH REV                    11/15/2026         5.2500         515,621          516,115
    1,000,000    ILLINOIS HEALTH FACS AUTH REV           11/15/2019         7.0000       1,050,937        1,048,470
    2,400,000    ILLINOIS HEALTH FACS AUTH REV           11/15/2019         7.0000       2,522,775        2,516,328
    1,000,000    ILLINOIS HEALTH FACS AUTH REV            5/15/2032         5.5000       1,025,566        1,042,150
      500,000    ILLINOIS HLTH FACS AUTH REV              2/15/2019         6.0000         506,445          507,395
      160,000    ILLINOIS HSG DEV AUTH ELDERLY             1/1/2007         6.6250         160,007          160,011
      250,000    ILLINOIS ST SALES TAX REV                6/15/2009         5.0000         254,176          250,250
      250,000    INDIANA HEALTH & EDL FAC FING           11/15/2025         5.2500         255,621          266,128
      250,000    INDIANA HEALTH & EDL FAC FING            2/15/2040         5.2500         255,815          264,760
      620,000    INDIANA HLTH FAC FING AUTH REV           8/15/2009         4.7500         594,031          621,866
      190,000    INDIANA HLTH FAC FING AUTH REV           8/15/2018         5.0000         169,516          190,859
      750,000    INDIANA HLTH FAC HOSP REV                 8/1/2008         6.0000         757,648          767,483
      350,000    INDIANA HLTH FAC HOSP REV                2/15/2018         5.2500         358,574          359,041
      300,000    INDIANA HLTH FAC HOSP REV                 1/1/2023         6.0000         312,070          300,417
      185,000    INDIANA ST DEV FIN AUTH POLLUT            3/1/2030         5.0000         186,014          185,137
      300,000    INDIANA TRANSN FIN AUTH HWY              12/1/2025         5.3750         315,216          316,833
      300,000    INTERCOMMUNITY HOSP AUTH CA CT           11/1/2019         5.2500         312,485          310,131
      200,000    INTERLOCKEN MT CIST CO                  12/15/2019         5.7500         216,902          212,004
    2,500,000    INTERMEDIATE SCH DIST 287 MN             11/1/2032         5.2950       2,547,999        2,553,675
    1,000,000    INTERMEIDIATE SCH DIST 287 MN             1/1/2028         5.4600       1,022,514        1,046,740
      200,000    IOWA FIN AUTH RETIREMENT CMNTY          11/15/2009         4.2500         198,662          195,938
      200,000    IOWA FIN AUTH RETIREMENT CMNTY          11/15/2011         4.7500         197,854          197,212
      230,000    IOWA FIN AUTH SR HSG REV                 11/1/2011         5.0000         230,000          230,161
      250,000    JEFFERSON PARISH LA FIN AUTH              6/1/2033         5.0000         264,140          264,815
      250,000    JOHNSON CITY TN HEALTH & EDL             2/15/2009         4.5000         248,741          249,818
      290,000    JOPLIN MO INDL DEV AUTH HEALTH           2/15/2008         4.0000         292,094          289,716
      300,000    JUBAN PARK CMNTY DEV DIST LA             10/1/2014         5.1500         300,000          301,632
    1,000,000    KENT HOSP FIN AUTH MICH REV               7/1/2035         6.0000       1,066,274        1,104,140
      700,000    KENTWOOD MI ECONOMIC DEV                11/15/2026         5.2500         710,892          723,121
    2,000,000    KERRVILLE TEX HEALTH FACS                8/15/2035         5.4500       2,017,774        2,018,060
      605,000    KERSHAW CNTY SC PUB SCHS                 12/1/2025         5.0000         618,690          643,169
    1,500,000    KING CNTY WA                              1/1/2030         5.0000       1,509,270        1,528,455
      500,000    KNOX CNTY TENN HEALTH EDL & HSG           4/1/2029         5.6250         517,756          517,240
      370,000    KNOX CNTY TN HEALTH EDL & HSG             4/1/2024         5.6250         382,267          383,039
      500,000    KRONENWETTER WI REDEV AUTH                6/1/2008         4.8000         503,720          504,805
      750,000    LAKE ASHTON II CMNTY DEV DIST            11/1/2010         4.8750         750,930          745,808
      250,000    LAKE ASHTON II CMNTY DEV DIST            11/1/2011         5.0000         249,692          249,315
      500,000    LAKELAND FL HOSP SYS REV                11/15/2032         5.0000         513,448          517,515
      250,000    LANCASTER CNTY PA HOSP AUTH              11/1/2026         5.0000         262,148          261,963
      400,000    LANGSTON OK ECONOMIC DEV AUTH             5/1/2026         5.2500         414,786          424,052
      250,000    LEBANON CNTY PA HEALTH FACS             12/15/2008         4.0000         250,000          247,653
      350,000    LEE CNTY FL WTR & SWR REV                10/1/2027         5.0000         354,146          369,884
      300,000    LEWIS CNTY WA PUB HOSP DIST              12/1/2011         6.0000         302,034          300,453
      500,000    LEWISVILLE TX INDPT SCH DIST             8/15/2025         5.0000         511,385          522,415
      550,000    LOMBARD IL PUB FACS CORP                  1/1/2030         5.5000         581,379          593,098
      500,000    LOMBARD IL PUB FACS CORP  REV             1/1/2015         6.3750         500,000          516,235
      300,000    LOMBARD ILL PUB FACS CORP                 1/1/2025         5.5000         320,020          323,970
      100,000    LOS ANGELES CA CMNTY REDEV AGY            7/1/2007         4.8750         100,377          100,098
      400,000    LOUDOUN CNTY VA DEV INDL AUTH             8/1/2028         5.0000         400,000          405,048
      505,000    LOUISIANA LOC GOVT ENVIR FACS            6/20/2028         8.0000         505,000          505,045
      400,000    LOUISIANA PUB FACS AUTH REV              12/1/2015         6.5000         413,042          404,472
      270,000    LOUISIANA PUB FACS AUTH REV              5/15/2027         5.5000         273,459          287,474
      100,000    LOUISIANA PUB FACS AUTH REV               2/1/2028         5.0000         102,575          102,846
      115,000    LUBBOCK TX HLTH FACS DEV CORP            1/20/2010         5.0000         115,000          115,794
      205,000    LUBBOCK TX HLTH FACS DEV CORP            3/20/2012         5.0000         205,000          209,223
      250,000    LUBBOCK TX HLTH FACS DEV CORP             7/1/2019         5.2500         253,426          257,118
      250,000    LUBBOCK TX HLTH FACS DEV CORP             7/1/2023         5.0000         252,172          254,558
      350,000    LUCAS CNTY OH HEALTH CARE FAC            8/15/2015         6.3750         340,073          373,884
      500,000    LYNN MA WTR & SWR COMN GEN REV           12/1/2032         5.0000         505,780          529,025
      750,000    LYONS CO REV                            11/30/2016         4.7500         759,130          757,365
      485,000    MADISON CNTY FL REV                       7/1/2025         6.0000         477,009          503,197
    1,000,000    MALTA ILL TAX INCREMENT REV             12/30/2025         5.7500       1,000,000        1,005,860
      500,000    MANCHESTER N H HSG & REDEV  ( c )         1/1/2020         5.2480         251,411          280,650
      250,000    MANCHESTER NH HSG & REDEV                 1/1/2015         6.7500         267,443          269,408

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                                        Percent
                                                         Maturity        Coupon                           Market           of
  Par/Shares                   Security                    date           rate           Cost            value (a)     net assets
-------------   ------------------------------------    -----------   ------------   -------------     ------------   ------------
      500,000    MANITOWOC WI ELEC REV                    10/1/2034         5.2500   $     514,752          517,180
      500,000    MAPLE GROVE MN HEALTH CARE REV            9/1/2029         5.0000         505,927          521,590
      500,000    MARICOPA CNTY AZ HOSP REV                 1/1/2008         7.6250         509,910          503,985
      250,000    MARICOPA CNTY AZ INDL DEV                 1/1/2027         6.6250         267,277          268,843
      250,000    MARYLAND ST ECONOMIC DEV CORP            12/1/2011         4.7500         247,826          247,775
      750,000    MARYLAND ST HEALTH & HIGHER               1/1/2013         4.7500         750,000          750,143
      250,000    MARYLAND ST HEALTH & HIGHER ED            1/1/2027         4.6250         250,000          252,878
      150,000    MASHANTUCKET WESTERN PEQUOT ( c )         9/1/2009         6.3000         127,125          132,765
      500,000    MASHANTUCKET WSTRN PEQUOT                 9/1/2036         5.5000         509,617          529,370
    1,500,000    MASSACHUSETTS ST COLLEGE BLDG             5/1/2039         5.3750       1,571,132        1,565,700
      750,000    MASSACHUSETTS ST HEALTH & EDL             7/1/2016         5.5000         766,520          768,450
      500,000    MASSACHUSETTS ST HEALTH AUTH              7/1/2018         5.0000         519,555          531,810
      350,000    MASSACHUSETTS ST HLTH EDL FACS          11/15/2009         5.1250         354,130          357,294
      450,000    MASSACHUSETTS ST HLTH EDL FACS            7/1/2028         5.0000         464,534          458,271
      225,000    MASSACHUSETTS ST TPK AUTH MET             1/1/2029         5.2500         232,097          229,736
      265,000    MATAGORDA CNTY TX NAV DIST 1              6/1/2026         5.2500         271,468          274,818
    1,000,000    MATTESON IL TAX INCREMENT REV            12/1/2009         4.2500       1,000,000          999,700
    1,750,000    MC ALESTER OKLA PUB WKS AUTH  ( c )       2/1/2030         5.4800         501,629          496,195
      200,000    MEAD VLG NE TAX INCREMENT REV             7/1/2012         5.1250         200,000          200,474
      175,000    MECKLENBURG CNTY NC INDL FACS            12/1/2009         5.2500         176,959          175,159
       10,000    MEDITERRA NO CMNTY DEV DIST FL            5/1/2008         6.0000           9,993           10,050
      500,000    MESQUITE TX HEALTH FACS DEV              2/15/2015         5.0000         503,284          513,510
    1,075,000    MET GOVT NASHVILLE DAVIDSON TN          12/20/2020         8.0000       1,075,000        1,074,516
      855,000    MET GOVT NASHVILLE DAVIDSON TN ( b )     6/20/2036        10.0000         855,000          679,845
    1,850,000    MET GOVT NASHVILLE DAVIDSON TN          12/20/2040         7.5000       1,850,000        1,849,797
      500,000    METRO GOVT NSHVILLE TN WTR SWR            1/1/2018         5.0000         515,989          510,755
      850,000    METRO TRANSN AUTH NY SVC CONTR            7/1/2030         5.0000         882,649          889,704
      300,000    METROPOLITAN PIER & EXPO IL              6/15/2012         5.2500         308,364          300,288
      500,000    MI PUB EDL FACS AUTH REV                  9/1/2019         5.5000         499,516          511,060
      500,000    MIAMI CNTY OH HOSP FACS REV              5/15/2018         5.2500         513,116          533,570
      500,000    MIAMI DADE CNTY FL EXPWY                  7/1/2029         5.1250         521,993          527,715
      220,000    MICHIGAN ST HOSP FIN AUTH REV           11/15/2009         4.0000         216,641          218,898
    1,000,000    MICHIGAN ST STRATEGIC FD                  9/1/2029         5.4500       1,061,637        1,065,830
      330,000    MILWAUKEE WI REDEV AUTH REV               8/1/2015         5.1250         326,265          331,700
      645,000    MINNESOTA ST HIGHER ED FACS              10/1/2016         4.4930         651,254          652,895
    1,000,000    MISSISSIPPI DEV BK SPL                   10/1/2013         5.0000       1,031,720        1,033,310
      360,000    MISSISSIPPI HOSP EQUIP & FACS             1/1/2016         6.0000         373,990          367,466
      750,000    MISSOURI ST DEV FIN BRD FACS              4/1/2015         6.0000         750,000          782,730
      980,000    MISSOURI ST HLTH & EDL FAC AUT            2/1/2022         5.1250       1,015,698        1,024,864
      375,000    MISSOURI ST HLTH & EDL FAC REV           5/15/2025         5.1250         391,027          393,251
      500,000    MONROE CNTY GA POLLUTN CTL REV            7/1/2036         4.9000         512,185          511,985
      505,000    MONROE MCKEEN PLAZA HSG DEV LA            2/1/2012         6.8000         508,066          505,657
      500,000    MONROEVILLE AL WTRWKS BRD                 1/1/2020         5.1250         514,874          510,580
      500,000    MONTGOMERY AL MED CLINIC BRD              3/1/2015         7.0000         512,060          500,260
      565,000    MONTGOMERY AL SPL CARE FACS               9/1/2022         5.3750         596,657          581,227
      650,000    MONTGOMERY CNTY PA INDL DEV RE            2/1/2014         5.3750         645,277          668,785
      375,000    MONTGOMERY CNTY PA INDL DEV RE            2/1/2028         6.1250         369,541          399,431
      200,000    MONTGOMERY CNTY TX MUN UTIL               3/1/2017         4.9000         200,890          200,404
      200,000    MOUNT CARBON MET DIST CO REV ( e )        6/1/2043         1.0000              --               --
      800,000    MOUNT CARBON MET DIST CO REV ( e )        6/1/2043         7.0000         800,000          800,000
      300,000    MOUNT DORA FL HEALTH FACS AUTH           8/15/2008         4.2500         297,665          296,670
      200,000    MOUNT DORA FLA HEALTH FACS               8/15/2007         3.7500         199,692          198,526
      260,000    MOUNTAIN REGL WTR SPL SVC DIST           12/1/2008         6.2500         258,972          260,099
      500,000    MULESHOE TX INDPT SCH DIST               2/15/2031         5.0000         504,976          502,985
      140,000    NEW HAMPSHIRE HEALTH & ED                 7/1/2011         5.0000         140,949          141,546
      480,000    NEW HAMPSHIRE HEALTH & ED                 7/1/2016         5.0000         477,823          486,806
      300,000    NEW JERSEY ECONOMIC DEV AUTH              1/1/2015         5.0000         296,102          305,946
      250,000    NEW MEXICO HSG AUTH REGION                7/1/2017         6.0000         250,000          266,413
       55,000    NEW MEXICO MTG FIN AUTH                   1/1/2026         6.9500          57,992           55,831
      250,000    NEW MEXICO ST HOSP EQUIP LN               7/1/2025         5.2500         260,883          268,335
      500,000    NEW RIVER CNMTY DEV DIST FL CP            5/1/2013         5.0000         498,146          497,205
      240,000    NEW YORK CNTYS TOB TR IV                  6/1/2021         4.2500         237,435          237,264
      395,000    NEW YORK N Y                             3/15/2029         5.0000         406,862          405,649
      500,000    NEW YORK ST ENVIRONMENTAL FACS            4/1/2022         5.1250         509,087          501,795
      750,000    NEW YORK ST MED CARE FACS FIN            11/1/2020         5.3750         768,805          756,615
      215,000    NEW YORK ST MTG AGY REV                   4/1/2011         5.5500         222,549          221,315
      560,000    NORMAN OKLA REGL HOSP AUTH REV            9/1/2016         5.6250         597,183          571,984
      500,000    NORMAN OKLA REGL HOSP AUTH REV            9/1/2024         5.5000         510,160          538,220
      250,000    NORTH CAROLINA MED CARE COMMN            2/15/2019         5.5000         257,510          256,495

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                                        Percent
                                                         Maturity        Coupon                           Market           of
  Par/Shares                   Security                    date           rate           Cost            value (a)     net assets
-------------   ------------------------------------    -----------   ------------   -------------     ------------   ------------
      500,000    NORTH CAROLINA MED CARE COMMN            10/1/2034         5.8000   $     543,433          540,710
    1,300,000    NORTH CAROLINA MED CARE HLTH             10/1/2035         4.7500       1,300,000        1,300,078
      420,000    NORTH CAROLINA MUN PWR AGY                1/1/2017         5.1250         436,579          428,828
      535,000    NORTH CENT TX HLTH FAC DEV              11/15/2010         7.0000         565,401          575,901
      500,000    NORTH HARRIS CNTY TX REGL WTR           12/15/2032         5.0000         516,814          524,925
      500,000    NORTHEAST NEB SOLID WASTE COAL           5/15/2023         4.9000         502,297          500,425
    1,000,000    NORTHRN CA PWR AGY PUB PWR REV            7/1/2009         5.0000       1,006,702        1,000,800
      250,000    OAKLAND CA UNI SCH DIST                   8/1/2024         5.0000         260,201          266,608
      100,000    OAKRIDGE COMMUNITY DEVELOPMENT            5/1/2018         5.2500         103,900          104,100
      565,000    OHIO ST AIR QUALITY DEV AUTH              1/1/2024         5.4500         578,709          565,763
    1,100,000    OKLAHOMA CNTY OK FIN AUTH REV           11/15/2040         5.0000       1,100,000        1,093,213
      500,000    OKLAHOMA DEV FIN AUTH HOSP               12/1/2023         5.1250         496,297          522,925
      560,000    ORANGE CNTY FL HLTH FACS AUTH             7/1/2009         4.6250         560,000          554,786
      500,000    ORANGE CNTY FL HLTH FACS AUTH           11/15/2039         5.1250         514,933          526,325
      640,000    OREGON ST HEALTH HSG EDL AUTH           11/15/2026         8.0000         668,218          651,706
       45,000    OREGON ST HSG & CMNTY SVCS DEP            7/1/2022         5.7000          45,788           45,342
      495,000    ORLEANS PARISH LA SCH BRD  ( c )          2/1/2015         5.5260         314,588          324,606
      315,000    PALM BEACH FL HEALTH FACS               11/15/2029         5.1250         317,491          321,760
      225,000    PALO ALTO CNTY IA HOSP REV                8/1/2024         5.2500         228,390          230,162
      685,000    PANTHER TRACE II FL CMNTY DEV            11/1/2010         5.0000         688,577          685,548
      690,000    PARKLANDS LEE CMNTY DEV DIST              5/1/2011         5.1250         689,299          690,642
      250,000    PENNSYLVANIA INTRGVRNMNTL COOP           6/15/2021         5.0000         257,744          257,010
      600,000    PENNSYLVANIA ST HIGHER EDL               1/15/2022         6.0000         621,862          653,724
      500,000    PENNSYLVANIA ST HIGHER EDL               3/15/2030         5.7500         516,452          526,785
      295,000    PENNSYLVANIA ST HIGHER EDL               1/15/2031         6.0000         309,265          320,836
      500,000    PENNSYLVANIA ST HIGHER EDL FAC            4/1/2015         5.3750         514,490          515,290
       75,000    PENNSYLVANIA ST HIGHER EDL FAC          11/15/2016         5.8750          80,191           76,619
      325,000    PENNSYLVANIA ST HIGHER EDL FAC          11/15/2016         5.8750         336,597          332,043
      500,000    PENNSYLVANIA ST HIGHER EDL FAC           12/1/2018         5.0000         516,103          528,725
      235,000    PENNSYLVANIA ST HIGHER EDL FAC          11/15/2021         5.8750         255,273          240,092
      500,000    PHILADELPHIA PA HOSP & HIGH ED           6/15/2019         5.6250         519,219          518,510
      165,000    PHILADELPHIA PA HOSP & HIGH ED          11/15/2027         5.5000         167,733          167,559
      250,000    PHILADELPHIA PA HOSPS & HIGHER          11/15/2023         6.6250         254,300          251,145
      250,000    PHOENIX AZ STR & HWY USER REV             7/1/2011         6.2500         257,007          250,455
      475,000    PIMA CNTY AZ INDL                         2/1/2015         6.6250         475,000          483,878
      200,000    PIMA CNTY AZ INDL DEV                   12/15/2016         5.2500         197,698          205,160
      265,000    PIMA CNTY AZ INDL DEV AUTH                8/1/2012         6.2500         265,000          270,165
      500,000    PIMA CNTY AZ INDL DEV AUTH                6/1/2016         6.0000         500,000          513,175
      400,000    PIMA CNTY AZ INDL DEV AUTH               12/1/2017         5.3500         400,000          397,860
      150,000    PIMA CNTY AZ INDL DEV AUTH                7/1/2023         5.7000         154,756          155,318
      150,000    PIMA CNTY AZ INDL DEV AUTH ED             7/1/2012         5.0000         149,635          152,852
      925,000    PIMA CNTY AZ INDL DEV AUTH ED             2/1/2015         7.2500         923,365          912,716
      180,000    PIMA CNTY AZ INDL DEV AUTH REV            2/1/2014         6.3750         180,000          183,996
      500,000    PINAL CNTY ARIZ CTFS PARTN               12/1/2026         5.0000         505,055          520,375
      500,000    PINAL CNTY AZ INDL DEV AUTH              10/1/2020         5.2500         527,556          532,770
      617,000    PINGREE GROVE VILLAGE IL                  3/1/2015         5.2500         611,675          630,315
      225,000    PITT CNTY NC REV                         12/1/2010         5.3750         236,158          238,093
    1,250,000    PLEASANTS CNTY WV POLL CTL                5/1/2015         6.1500       1,327,994        1,272,013
    2,000,000    PORT EVERGLADES AUTH FL IMPT              9/1/2016         5.0000       2,020,299        2,005,840
      650,000    PORTLAND ME HSG DEV CORP                  8/1/2015         4.8750         650,000          648,843
      250,000    PORTLAND ME HSG DEV CORP                  8/1/2021         5.7000         250,000          262,925
      500,000    POTTER CNTY PA HOSP AUTH REV              8/1/2024         6.0500         520,498          510,820
      250,000    PRIVATE COLLEGES&UNIVS AUTH GA           10/1/2014         5.2500         258,801          255,990
      500,000    PUERTO RICO COMWLTH INFRSTRCTR           10/1/2032         5.5000         538,584          537,345
      750,000    QUAIL CREEK CMNTY FACS DIST              7/15/2016         5.1500         750,000          772,035
      300,000    RED RIVER AUTH TX POLLUTN CTL             7/1/2011         5.2000         306,859          303,675
      750,000    RENO SPARKS INDIAN COLONY NV              6/1/2021         5.0000         768,986          790,590
      100,000    REUNION EAST CMNTY DEV DIST              11/1/2007         5.9000          99,918          100,439
      500,000    RICHARDSON TX HOSP AUTH REV              12/1/2028         5.6250         516,502          517,200
      250,000    RIVERWOOD ESTATES CMNTY DEV               5/1/2013         5.0000         250,000          248,990
      500,000    SACRAMENTO CNTY CA CTFS PARTN            10/1/2027         4.7500         500,531          505,950
      400,000    SALEM OR HOSP FAC AUTH                   8/15/2027         5.0000         415,561          422,028
    1,750,000    SAN BERNARDINO CNTY CA CTFS               8/1/2028         5.0000       1,801,342        1,785,280
      200,000    SAN DIEGO CA PUB FACS FING               5/15/2025         5.0000         202,357          200,876
      375,000    SAN DIEGO CA SWR REV                     5/15/2007         4.8000         375,995          375,338
      500,000    SAN FRANCISCO CA CITY & CNTY              5/1/2031         5.1250         518,938          521,770
      600,000    SAN JOAQUIN HILLS CA TRNS TOLL           1/15/2030         5.2500         610,462          612,630
      250,000    SANTA CLARA CA REDEV TAX ALLOC            6/1/2015         5.0000         252,531          251,493

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                                        Percent
                                                         Maturity        Coupon                           Market           of
  Par/Shares                   Security                    date           rate           Cost            value (a)     net assets
-------------   ------------------------------------    -----------   ------------   -------------     ------------   ------------
    1,000,000    SAYRE PA HLTH CARE FACS AUTH             12/1/2031         5.8750   $   1,058,303        1,083,060
    1,000,000    SCAGO EDL                                12/1/2021         5.0000       1,056,005        1,058,920
    1,000,000    SCAGO EDL FACS CORP                      12/1/2026         5.0000       1,056,005        1,057,260
      500,000    SHELBY CNTY IN JAIL BLDG CORP            7/15/2007         5.3000         503,877          504,425
      500,000    SHELBY CNTY TN HLTH EDL & HSG             9/1/2011         4.9000         500,000          501,145
      750,000    SHELBY CNTY TN HLTH EDL & HSG             9/1/2016         5.2500         744,363          755,205
      150,000    SHELBY CNTY TN HLTH EDL & HSG ( b )       1/1/2019         5.3500         134,966           60,660
       80,000    SHELBY CNTY TN HLTH EDL & HSG ( b )       1/1/2026         6.6000               0                0
      500,000    SHELBY CNTY TN HLTH EDL & HSG             9/1/2026         5.6250         496,155          514,155
      130,000    SHELBY CNTY TN HLTH EDL & HSG ( b )       1/1/2029         6.0000               0                0
      625,000    SHELBY CNTY TN HLTH EDL & HSG ( b )       1/1/2029         5.5500         556,863          248,588
      250,000    SKAGIT CNTY WA                           12/1/2008         4.6500         251,584          251,038
    1,000,000    SKOWHEGAN ME POLLUTN                     11/1/2013         5.9000       1,000,000        1,001,750
      695,000    SOUTH CAROLINA JOBS ECONOMIC             11/1/2010         4.6500         695,000          696,654
      500,000    SOUTH CAROLINA JOBS ECONOMIC             11/1/2030         5.0000         518,330          527,645
    1,000,000    SOUTH COAST CONSERVANCY DIST              1/1/2028         5.2500         993,630        1,068,620
      250,000    SOUTH DAKOTA ST HEALTH & EDL             11/1/2034         5.2500         259,919          262,728
      925,000    SOUTH DAKTA ST HEATH & EDL FAC            7/1/2024         4.0500         925,000          925,000
      400,000    SOUTH LA PORT COMMN PORT REV              4/1/2017         5.8500         421,173          408,968
      165,000    SOUTH LAKE CNTY HOSP DIST FLA            10/1/2008         4.2500         164,861          165,066
      640,000    SOUTH LAKE CNTY HOSP FL                  10/1/2013         5.5000         640,034          681,786
      250,000    SOUTH MIAMI FL HEALTH FACS AUT          11/15/2028         5.2000         260,444          261,563
      300,000    SOUTHERN MN MUN PWR AGY SUPPLY            1/1/2013         4.8400         300,000          298,377
      250,000    SOUTHWESTERN IL DEV AUTH REV             8/15/2015         5.3750         259,330          257,845
      250,000    SOUTHWESTERN IL DEV AUTH REV             11/1/2026         5.6250         248,132          254,230
    1,500,000    SOUTHWESTERN IL DEV AUTH REV             8/15/2029         5.6250       1,541,961        1,546,545
      190,000    SOUTHWESTERN ILL DEV AUTH REV             4/1/2010         6.0000         187,552          187,749
      260,000    SPARKS NEV REDEV AGY TAX                  4/1/2007         4.0000         259,608          259,077
      400,000    ST JOSEPH CNTY IND ECONOMIC              5/15/2014         5.7500         410,838          417,868
    1,000,000    ST JOSEPH CNTY IND EDL FACS               3/1/2021         5.2500       1,029,082        1,016,820
    1,000,000    ST JOSEPH MO INDL DEV AUTH TAX           11/1/2019         5.1000         986,051        1,007,190
      500,000    ST JOSEPH MO INDL DEV AUTH TAX           11/1/2023         5.3750         495,855          508,270
      800,000    ST LOUIS CNTY MO HSG AUTH ( b )          11/1/2014         8.5000         800,000          524,688
      500,000    ST LOUIS MO INDL DEV AUTH TAX             5/1/2026         5.1250         496,888          501,575
      525,000    ST PAUL MN HSG & REDEV HOSP             11/15/2014         5.2500         538,571          547,239
      430,000    STERLING HILL CMNTY DEV DIST             11/1/2010         5.5000         428,534          430,937
      300,000    STERLING HILL CMNTY DEV DIST              5/1/2011         5.1000         300,000          302,124
      500,000    SULLIVAN CNTY TN HEALTH EDL               9/1/2036         5.2500         516,995          525,910
      135,000    SUMMIT ACADEMY NORTH MI PUB               7/1/2009         6.2500         136,579          142,387
      445,000    SUMMIT ACADEMY NORTH MI PUB              11/1/2011         4.7500         445,170          441,467
      181,000    SUNDANCE CMNTY FACS DIST AZ               7/1/2008         5.0000         181,000          182,158
      475,000    TAMPA FL REV                             12/1/2023         5.1250         482,524          478,059
      500,000    TANGIPAH0A PARISH LA HOSP SVC             2/1/2015         5.3750         525,538          535,500
      160,000    TAOS CNTY NM GROSS RCPTS TAX             10/1/2009         3.5000         158,754          157,680
      750,000    TARRANT CNTY TX CLUTURAL ED             11/15/2036         6.0000         773,428          804,713
    1,000,000    TARRANT CNTY TX CULTURAL ED             11/15/2026         6.0000       1,038,873        1,079,570
    1,000,000    TARRANT CNTY TX HLTH FACS DEV            2/15/2022         5.2500       1,039,811        1,033,400
      465,000    TARRANT CNTY TX HSG FIN CORP ( b )        6/1/2031        10.5000         465,000           19,065
      250,000    TEXAS MUN GAS ACQUISITION               12/15/2026         5.0380         250,000          250,000
      250,000    TEXAS MUN GAS CORP                      12/15/2026         4.2880         250,000          250,000
      180,000    TEXAS ST AFFORDABLE HSG CORP             10/1/2008         4.1000         180,000          179,680
      500,000    TEXAS ST PUB FIN AUTH CHARTER             9/1/2018         5.5000         500,000          503,170
      800,000    TEXAS STUDENT HSG AUTH REV ( b )          1/1/2033        11.0000         800,000           40,000
      250,000    TEXAS WTR DEV BRD REV                    7/15/2018         5.1250         259,405          250,158
    1,500,000    TISONS LANDING CMNTY DEV DIST            11/1/2011         5.0000       1,499,007        1,509,180
      490,000    TOB SECURITIZATION AUTH NORTH             6/1/2023         4.7500         476,383          498,492
      460,000    TOBACCO SETTLEMENT FING CORP              6/1/2019         4.3750         423,306          459,374
    1,025,000    TOBACCO SETTLEMENT REV MGMT              5/15/2022         6.0000       1,058,949        1,094,403
      635,000    TODD CREEK FARMS MET DIST NO 1           12/1/2009         4.7500         630,722          632,155
    2,000,000    TRAVIS CNTY TX HEALTH FACS DEV          11/15/2035         4.7500       2,000,000        1,999,980
      840,000    TRAVIS CNTY TX HSG FIN CORP ( b )         6/1/2035         9.2500         840,000          469,963
    1,150,000    TUSCALOOSA AL SPL CARE FACS               8/1/2015         5.1250       1,140,145        1,137,994
      975,000    TUSCALOOSA AL SPL CARE FACS               8/1/2036         5.8750         976,431        1,001,052
      500,000    TWIN VALLEY PUB PWR RV                   9/15/2022         5.2500         510,665          503,945
      855,000    TYLER TX HEALTH FACS DEV CORP            11/1/2027         5.3750         897,695          895,536
      200,000    UNIVERSITY CITY MO INDL DEV AU          12/20/2030         6.0000         211,403          202,186
    1,000,000    UNIVERSITY FL RESH FNDTN INC              9/1/2033         5.1250       1,034,931        1,029,210
      500,000    VALLEY VIEW HOSP AUTH OK REV             8/15/2014         6.0000         521,793          510,505
    1,250,000    VERANO CTR CMNTY DEV DIST FL             11/1/2012         5.0000       1,250,000        1,255,563

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                                        Percent
                                                         Maturity        Coupon                           Market           of
  Par/Shares                   Security                    date           rate           Cost            value (a)     net assets
-------------   ------------------------------------    -----------   ------------   -------------     ------------   ------------
      130,000    VERMONT EDL & HLTH BLDGS AGY             6/15/2007         4.3750   $     129,982          129,611
      300,000    VERRADO CMNTY FACS DIST NO 1             7/15/2013         6.0000         300,000          322,008
    2,000,000    VIRGINIA ST HSG DEV AUTH                  7/1/2036         5.3750       2,095,975        2,109,400
      250,000    VISTANCIA CMNTY FACS DIST AZ             7/15/2008         4.1500         250,000          250,193
      350,000    WASHINGTON CNTY IA HOSP REV               7/1/2017         5.2500         349,708          361,368
      750,000    WASHINGTON CNTY OK MED AUTH              11/1/2010         5.5000         766,581          758,460
    1,000,000    WASHINGTON CNTY PA AUTH REV              12/1/2029         6.1500       1,063,103        1,074,520
    1,250,000    WASHINGTON DC CONVENTION CTR             10/1/2021         5.0000       1,285,318        1,287,188
      500,000    WASHINGTON ST                             7/1/2022         5.0000         516,456          521,895
      400,000    WATERS EDGE CMNTY DEV DIST               11/1/2012         5.0000         400,000          403,116
      605,000    WATSON RD CMNTY FACS DIST AZ              7/1/2008         4.6000         605,843          605,496
      750,000    WEATHERFORD HOSP AUTH OK REV              5/1/2016         6.0000         769,135          788,445
      125,000    WELD CNTY CO CTFS PARTN                 12/15/2019         5.1250         127,888          130,213
      250,000    WEST VLGS IMPT DIST FLA REV               5/1/2037         5.5000         250,000          252,225
    1,000,000    WESTERN GENERATION AGY OR                 1/1/2021         5.0000       1,011,767        1,009,540
      200,000    WESTPARK CMNTY FACS DIST AZ              7/15/2016         4.9000         200,000          201,588
    1,000,000    WHITMORE LAKE MI PUB SCH DIST             5/1/2028         5.0000       1,041,463        1,073,220
      500,000    WI ST HEALTH EDL FACS                     6/1/2028         5.7000         520,736          516,280
      255,000    WILL CNTY IL SPL ED JT                    1/1/2021         5.5000         266,249          275,770
      500,000    WINKLER COUNTY TX                        2/15/2031         5.2500         516,976          533,770
      460,000    WISCONSIN HEALTH & EDL FACS              8/15/2016         4.6000         458,562          465,083
    1,000,000    WISCONSIN HEALTH & EDL FACS              12/1/2034         4.7500       1,000,000        1,001,300
      250,000    WISCONSIN ST HEALTH & EDL               11/15/2032         6.0000         269,363          272,505
       90,000    WISCONSIN ST HEALTH & EDL FACS            9/1/2007         3.7500          90,000           89,943
      250,000    WISCONSIN ST HEALTH & EDL FACS           10/1/2013         4.5000         248,554          253,255
      250,000    WISCONSIN ST HEALTH & EDL FACS            3/1/2015         4.6500         250,000          252,390
      400,000    WISCONSIN ST HEALTH & EDL FACS            9/1/2015         5.0000         400,000          403,352
      450,000    WISCONSIN ST HEALTH & EDL FACS            7/1/2017         6.0000         464,149          480,461
      500,000    WISCONSIN ST HEALTH & EDL FACS          12/15/2020         5.5000         531,177          517,465
      350,000    WISCONSIN ST HEALTH & EDL FACS            7/1/2021         6.0000         360,346          372,883
      485,000    WISCONSIN ST HEALTH & EDL FACS          11/15/2023         6.0000         519,653          531,851
      250,000    WISCONSIN ST HEALTH & EDL FACS            7/1/2026         5.0000         259,628          260,268
      250,000    WISCONSIN ST HEALTH & EDL FACS           2/15/2034         5.3750         255,847          265,138
    1,150,000    WOODHILL PUB FAC CORP TEX                12/1/2015         7.2500       1,135,082        1,144,319
      250,000    YORK CNTY PA INDL DEV AUTH REV           10/1/2019         6.4500         250,014          250,560
      400,000    ZEPHYR RIDGE CMNTY DEV DIST FL            5/1/2013         5.2500         400,947          406,976
                                                                                     -------------     ------------
                                                                                       271,586,584      271,965,473         95.85%
                                                                                     -------------     ------------
                Cash equivalents:
    6,284,399    SSGA TAX FREE MONEY MARKET FUND, CURRENT RATE 3.31%                     6,284,399        6,284,399          2.22%
                                                                                     -------------     ------------   -----------
                 Grand total (d)                                                     $ 282,323,738      282,742,316         99.65%
                                                                                     =============     ============   ===========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At December 31, 2006, the cost for federal income tax purposes was $282,323,738. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation                   $ 3,752,353
                Gross unrealized depreciation                    (3,333,775)
                                                                -----------
                   Net unrealized appreciation                  $   418,578
                                                                ===========

      (e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

                    Geographical diversification                   Percent
                ----------------------------------              -----------
                Texas                                                 12.41%
                Illinois                                              11.30
                Florida                                                9.79
                California                                             6.18
                Pennsylvania                                           4.39
                Wisconsin                                              3.06
                Colorado                                               3.05
                Alabama                                                2.81
                Tennessee                                              2.79
                Indiana                                                2.68
                South Carolina                                         2.51
                Other                                                 39.03
                                                                ------------
                                                                     100.00%
                                                                ===========

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

--------------------------------------------------------------------------------

              Clearwater Tax-Exempt Bond Fund Portfolio Diversification
                        (as a percentage of net assets)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED METERIAL.]

Cash Equivalents and other assets/liabilities                                 2%
Insured bonds                                                                19%
General Obligation Bonds                                                      2%
Multi-Family Housing Bonds                                                   18%
Education Bonds                                                               7%
Insured General Obligation Bonds                                              2%
Hospital Bonds                                                               18%
Public Utility Bonds                                                          1%
Industrial Revenue Bonds                                                      6%
Public Housing Bonds                                                          1%
Escrow Bonds                                                                  4%
Other                                                                        20%

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                                   FORM N-CSR

Item 2 Code of Ethics (annual report only)

      a) As of the end of the period covered by this report, the Trustees of the Clearwater Investment Trust have adopted a code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

      b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

                  1. Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

                  2. Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

                  3. Compliance with applicable governmental laws, rules, and regulations;

                  4. The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code' and

                  5.    Accountability for adherence to the code.

      c) During the period covered by this report no amendment has been made to the Trust's code of ethics referred to in (a) above.

      d) During the period covered by this report, the Trustees have granted no waivers, including implicit waivers, from any provisions of the Trust's code of ethics referred to in (a) above.

      e)    Not applicable.

      f)    See Item 12(a).

Item 3 Audit Committee Financial Expert (annual report only)

      The Board of Trustees of the Clearwater Investment Trust consists of five members, four of whom are Independent Trustees as defined by the Investment Company Act of 1940. The Board of Trustees does not include an "audit committee financial expert" as defined by Section 407 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder. Given the restrictive nature of the definition of an "audit committee financial expert", the Trustees have determined that the Trust's investor constituency is highly unlikely to include anyone meeting that definition. Furthermore, the Trustees have determined that given the nature of investment company financial statements in general and the investment policies of the Trust's fund offerings in particular that the independent trustees possess the necessary skills and experience to perform the functions of the audit committee.

Item 4 Principal Accountant Fees and Services (annual report only) (accrual basis)

      a)    Audit Fees          2006 = $75,125          2005 = $69,125

      b)    Audit-Related Fees  2006 = None             2005 = None

      c)    Tax Fees            2006 = None             2005 = None

      d)    All Other Fees      2006 = None             2005 = None

      e)

            1. The Independent Trustees have not adopted pre-approval policies and procedures regarding the provision of audit or non-audit services to the trust, as described in paragraph
                  (c)(7) of Rule 2-01 of Regulation S-X, as they require that all such proposed services be approved by them in advance.

            2. No services were pre-approved by the Independent Trustees pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      f)    Not applicable.

      g)    Non-Audit Related Fees Provided to the Trust or to the Trust's
            Investment

            Adviser         2006 = $4,000         2005 = $3,800

      h) The Trust's Principal Accountant provides the examination required by Rule 206(4)-2(a)(3)(ii) regarding the custody and safekeeping of client funds and securities. These fees were pre-approved by the Trust's audit committee.

Item 5 Audit Committee of Listed Registrants (annual report only)

      Not applicable.

Item 6 Schedule of Investments (annual and semi-annual report)

      See Item 1.

Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 8 Portfolio Managers of Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable (the Trust is an open-end Management Investment Company)

Item 10 Submission of Matters to a Vote of Security Holders

      There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11 Controls and Procedures

      a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      b) There have been no significant changes in the Trust's internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12 Exhibits

      a) The Clearwater Investment Trust Code of Ethics for the President, Treasurer and Principal Accounting Officer is attached.

      b) The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.

      c) No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Clearwater Investment Trust
             ---------------------------------


             /s/George H. Weyerhaeuser, Jr.
             ---------------------------------

             George H. Weyerhaeuser, Jr.
             Chairman

Date:        July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


             /s/George H. Weyerhaeuser, Jr.
             ---------------------------------

             George H. Weyerhaeuser, Jr.
             Chairman

Date:        July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            /s/George H. Weyerhaeuser, Jr.
             ---------------------------------

            George H. Weyerhaeuser, Jr.
            Treasurer

Date:       July 27, 2007